United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: 11/30/13

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2013
Share Class	Ticker
A	IHIAX
B	IHIBX
C	IHICX
Institutional	EMDIX

Federated Emerging Market Debt Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2012 through November 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Emerging Market Debt Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended November 30, 2013, was -7.30% for Class A Shares, -7.91% for Class B Shares, -7.92% for Class C Shares and -7.06% for the Institutional Shares. The total return for the JPMorgan Emerging Markets Bond Index Global (JPM-EMBIG),1 the Fund's broad based securities market index, was -6.26% for the same period. The total return of the Morningstar Emerging Markets Bond Funds Average (MEMBFA),2 a peer group average for the Fund, was -5.81%. The Fund's and MEMBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the JPM-EMBIG.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the JPM-EMBIG were: (1) duration,3 which played a sizable role in the Fund's performance; (2) credit quality including allocation between securities that are rated investment-grade4 and high-yield5 securities; (3) regional and country allocation; and (4) currency, which included an allocation to markets denominated in local currencies.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares underperformed the JPM-EMBIG and the MEMBFA.
MARKET OVERVIEW
During the 12-month reporting period, risk premiums in the global emerging bond markets6 were governed by a myriad of risks, but one singular factor stood above all–the U.S. Federal Reserve's (the Fed) stance on quantitative easing (QE) was the reigning influence on emerging global bond markets. This topic shaped the course of practically all global financial markets. The moderation of QE in the United States resonated through currency, equity and bond markets. Intensified Japanese economic stimulus was a secondary market narrative that had emerging market implications, especially in emerging Asia. The reinvigoration of Chinese economic activity also left its mark on emerging bond markets. Apart from global macroeconomic developments, investor sentiment was also rattled by increases in political tensions in some emerging markets, primarily in emerging Europe, Latin America and Egypt.
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1

U.S. economic statistics proved quintessential in the past 12-month reporting period. The Fed was very explicit in tying monetary guidance directly to future U.S. economic data. Specifically, it fashioned U.S. employment statistics as the main driver behind its policy decisions. As the reporting year unfolded, benchmark global yields along with the U.S. dollar began to rise on the projection that the Fed would finally begin to taper (moderate) its QE. Then just as the reporting period was drawing to a close, the Fed surprised market participants and did not taper despite a healthy upturn in economic data.
This scrutiny over QE infused the most volatility into the emerging market economies. Mirroring this assertion, emerging bond markets experienced violent swings throughout the reporting period and endured negative impacts across the whole complex. Due to high reliance on exports of metals and mining goods to China, along with significant dependence of the local capital markets on U.S. investor inflows, bonds of Latin American issuers were hit particularly hard during the selloff.
Looking at the differences in the regional performance during the 12-month reporting period, Latin America generally underperformed while Russia and the Central and Eastern Europe region outperformed. In spite of the strong performance of the Europe, Middle East and Africa region (EMEA), in line with our expectations, there was a noticeable divergence in performance of various markets depending on the need to finance the current account deficit. Countries with significant current account deficits such as Turkey and South Africa have materially underperformed markets with current account surpluses (e.g. Russia and the Gulf Cooperation Council markets). This divergence was not unique to the EMEA region as we have seen the underperformance of India and other markets with current account deficits in Asia as well.
DURATION
During the 12-month reporting period, duration detracted from Fund performance mainly as a consequence of the excessive volatility generated by the Fed's determination whether or not to taper its QE. This had significant effect on longer duration/maturity bonds. The Fund was positioned in longer duration assets which tended to underperform.
CREDIT QUALITY
During the reporting period, Fund management allocated more of the portfolio to investment-grade sovereign than high-yield bonds. Given their high quality, these bonds tend to be more sensitive to U.S. interest rates. As rates moved higher in the United States, investment-grade bonds underperformed high-yield bonds.7
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Regional and Country allocation
During the reporting period, the Fund had an overweight position (relative to JPM-EMBIG) in Latin American countries, largely offset with an underweight allocation to Asia and countries in Eastern and Central Europe. The strategy was partially successful since Asia, as a region, tended to underperform relative to other regions. However, most Eastern and Central European counties performed well relative to other countries in the JPM-EMBIG. The Latin American region underperformed all other regions in JPM-EMBIG.
CURRENCY
During the reporting period, local emerging market-denominated-debt (non-dollar denominated bonds) were most exposed to the QE reduction being planned in the United States. Those economies with high exposures to external balance sheet shocks, like Brazil and South Africa, were hardest hit. The Fund was quick to recognize these vulnerabilities and moved to either reduce local currency risk or remove them entirely from the Fund. Despite these efforts, the effects of U.S. QE tapering was so paramount on locally denominated emerging bonds that currency denomination still detracted from the Fund's overall performance relative to the JPM-EMBIG.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the JPM-EMBIG.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MEMBFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
4	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5	High-yield, lower-rated securities generally entail great market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
6	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
7	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Emerging Market Debt Fund (the “Fund”) from November 30, 2003 to November 30, 2013, compared to the JPMorgan Emerging Markets Bond Index Global (JPM-EMBIG)2 and the Morningstar Emerging Markets Bond Funds Average (MEMBFA).3
Average Annual Total Returns for the Period Ended 11/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	-11.49%	14.82%	7.92%
Class B Shares	-12.76%	14.83%	7.76%
Class C Shares	-8.80%	15.02%	7.60%
Institutional Shares[4]	-7.06%	15.87%	8.29%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–CLASS A SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
Growth of a $10,000 Investment–CLASS B SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.
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Growth of a $10,000 Investment–CLASS C SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.
Growth of a $10,000 Investment–Institutional SHARES
Growth of $10,000 as of November 30, 2013
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1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); For Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; For Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The JPM-EMBIG has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The JPM-EMBIG is a total return, trade-weighted index for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities in 33 countries. The JPM-EMBIG is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
4	The Fund's Institutional Shares commenced operations on March 30, 2012. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)
At November 30, 2013, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Mexico	13.7%
Russia	13.4%
Brazil	9.6%
Turkey	9.2%
Venezuela	6.1%
Colombia	4.1%
Indonesia	4.0%
Kazakhstan	2.9%
Hungary	2.6%
Uruguay	2.4%
Poland	2.1%
Panama	1.9%
South Africa	1.9%
Thailand	1.9%
Peru	1.8%
Chile	1.6%
Argentina	1.4%
Morocco	1.3%
Philippines	1.2%
Iceland	1.1%
Dominican Republic	1.1%
Nigeria	1.1%
Lithuania	1.0%
Jamaica	0.9%
Croatia	0.9%
Egypt	0.9%
Hong Kong	0.8%
El Salvador	0.8%
Singapore	0.7%
Paraguay	0.7%
Sri Lanka	0.7%
China	0.6%
Armenia	0.6%
United Arab Emirates	0.5%
India	0.5%
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Country	Exposure as a Percentage of Total Net Assets[1]
Trinidad and Tobago	0.5%
Serbia	0.4%
Bahrain	0.3%
Costa Rica	0.3%
Georgia	0.3%
Ghana	0.2%
Guatemala	0.2%
Zambia	0.2%
Israel	0.1%
Cash Equivalents[2]	1.6%
Derivative Contracts[3]	(0.1)%
Other Assets and Liabilities—Net[4]	(0.0)%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities, along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company has registered the security. However, the Fund's Adviser may allocate the issuer to a country based on other factors such as the location of the company's head office, the jurisdiction of the company's incorporation, the location of the principal trading market for the company's securities or the country from which a majority of the company's revenue is derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
November 30, 2013
Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—55.9%
		Aerospace & Defense—0.6%
$1,050,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	$1,050,000
		Automotive—1.9%
1,700,000	[1,2]	Metalsa Sa De CV, Series 144A, 4.90%, 4/24/2023	1,572,500
1,600,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	1,552,000
		TOTAL	3,124,500
		Banking—6.3%
300,000	[1,2]	Banco Davivienda SA, Series 144A, 2.95%, 1/29/2018	287,250
1,000,000		Banco Do Brasil SA, 3.875%, 10/10/2022	876,000
750,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	716,250
600,000		Caixa Economica Federal, Series REGS, 2.375%, 11/6/2017	558,000
1,000,000	[1,2]	El Fondo Mivivienda SA, Series 144A, 3.50%, 1/31/2023	907,500
200,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	198,000
1,500,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	1,428,750
2,000,000	[1,2]	Turkiye Garanti Bankasi AS, Series 144A, 5.25%, 9/13/2022	1,870,000
300,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.50%, 4/21/2019	304,875
300,000	[1,2]	Turkiye Vakiflar Bankasi TAO, Series 144A, 5.00%, 10/31/2018	299,280
700,000	[1,2]	Vnesheconombank, Series 144A, 4.224%, 11/21/2018	700,821
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,064,600
500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	535,990
400,000	[1,2]	Yapi ve Kredi Bankasi AS, Series 144A, 5.25%, 12/3/2018	397,794
		TOTAL	10,145,110
		Beverage & Tobacco—0.7%
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,075,000
		Brewing—0.4%
750,000	[1,2]	Anadolu Efes Biracilik ve Malt Sanayii AS, Series 144A, 3.375%, 11/1/2022	616,875
		Broadcast Radio & TV—1.9%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,592,248
400,000		TV Azteca SA de CV, Series REGS, 7.50%, 5/25/2018	408,000
		TOTAL	3,000,248
		Building & Development—0.9%
800,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	780,000
Annual Shareholder Report
10

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—continued
$850,000	[1,2]	Odebrecht SA, Series 144A, 4.375%, 4/25/2025	$735,250
		TOTAL	1,515,250
		Building Materials—0.4%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	648,056
		Chemicals—1.2%
755,000	[1,2]	ALPEK SA DE CV, Series 144A, 4.50%, 11/20/2022	713,475
650,000		ALPEK SA DE CV, Series REGS, 4.50%, 11/20/2022	614,250
600,000	[1,2]	Mexichem SA de CV, Series 144A, 4.875%, 9/19/2022	577,500
		TOTAL	1,905,225
		Conglomerates—0.8%
1,000,000		Hutch Whampoa International Ltd., Series REGS, 6.00%, 5/29/2049	1,065,000
250,000	[1,2]	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	260,806
		TOTAL	1,325,806
		Consumer Products—0.6%
1,000,000		Fomento Economico Mexicano, SA de CV, 2.875%, 5/10/2023	895,698
		Farming & Agriculture—0.6%
1,090,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	993,208
		Finance—0.1%
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	206,500
		Financial Intermediaries—0.9%
430,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	435,375
1,100,000		SASOL Financing International PLC, 4.50%, 11/14/2022	1,038,125
		TOTAL	1,473,500
		Food & Drug Retailers—0.1%
200,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	190,648
		Food Products—1.6%
830,000	[1,2]	BRF-Brasil Foods SA, Series 144A, 3.95%, 5/22/2023	738,700
1,080,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,093,189
400,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	404,000
400,000	[1,2]	Minerva Luxembourg SA, Series 144A, 7.75%, 1/31/2023	394,000
		TOTAL	2,629,889
Annual Shareholder Report
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Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—3.8%
$558,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.75%, 11/3/2020	$621,472
96,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	85,073
1,190,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	1,252,475
800,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	729,469
400,000	[1,2]	Fresnillo PLC, Series 144A, 5.50%, 11/13/2023	395,000
565,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	539,688
420,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	412,650
650,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	583,375
1,600,000		Vale Overseas Ltd., 4.375%, 1/11/2022	1,552,693
		TOTAL	6,171,895
		Oil & Gas—20.0%
200,000	[1,2]	Afren PLC, Series 144A, 6.625%, 12/9/2020	199,955
500,000		Afren PLC, Series REGS, 10.25%, 4/8/2019	583,750
1,300,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	1,277,250
1,000,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	1,038,695
800,000	[1,2]	Gazprom Neft, Series 144A, 6.00%, 11/27/2023	813,000
1,000,000	[1,2]	Gazprom, Series 144A, 4.95%, 7/19/2022	970,000
1,000,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,092,500
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,092,500
400,000	[1,2]	KazMunayGaz National Co., Series 144A, 4.40%, 4/30/2023	371,800
1,000,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,090,000
650,000	[1,2]	Lukoil International Finance BV, Series 144A, 3.416%, 4/24/2018	656,630
450,000	[1,2]	Pacific Rubiales, Series 144A, 5.125%, 3/28/2023	410,625
300,000	[1,2]	Pacific Rubiales, Series 144A, 5.375%, 1/26/2019	300,750
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,692,000
1,590,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,359,450
8,150,000		Petroleos de Venezuela, SA, Company Guarantee, Series REGS, 8.50%, 11/2/2017	6,499,625
3,750,000		Petroleos de Venezuela, SA, Series 2014, 4.90%, 10/28/2014	3,425,625
440,000		Petroleos Mexicanos, 3.50%, 7/18/2018	450,094
580,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.26605%, 7/18/2018	600,300
Annual Shareholder Report
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Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$708,333		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	$756,146
800,000		PTT PCL, 4.50%, 10/25/2042	641,522
600,000		PTTEP Canada Internation, Series REGS, 5.692%, 4/5/2021	653,216
1,000,000		PTTEP Canada Internation, Series REGS, 6.35%, 6/12/2042	1,042,303
1,000,000	[1,2]	Reliance Industries Ltd., Series 144A, 5.875%, 2/28/2049	850,000
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	198,138
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	191,734
600,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 2.50%, 10/17/2018	604,996
800,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	666,091
1,000,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	880,000
1,800,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,858,500
		TOTAL	32,267,195
		Paper Products—1.1%
1,685,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.75%, 3/3/2021	1,853,500
		Retailers—0.4%
710,000	[1,2]	Saci Falabella, Series 144A, 3.75%, 4/30/2023	654,540
		State/Provincial—1.0%
1,665,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 2/15/2028	1,569,263
		Steel—0.6%
900,000		OJSC Novo (Steel Funding), Series REGS, 4.95%, 9/26/2019	892,125
		Technology Services—0.7%
1,200,000		STATS ChipPAC Ltd., Series REGS, 4.50%, 3/20/2018	1,200,000
		Telecommunications & Cellular—6.6%
1,400,000		America Movil SAB de CV, 3.125%, 7/16/2022	1,305,568
540,000		America Movil SAB de CV, Floating Rate Note—Sr. Note, 1.256%, 9/12/2016	545,692
800,000	[1]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	774,000
650,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	703,625
1,000,000	[1,2]	Indosat Palapa Co. BV, Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,078,750
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,777,500
1,200,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,284,000
Annual Shareholder Report
13

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$1,100,000	[1,2]	Telfon Celuar Del Paragu, Series 144A, 6.75%, 12/13/2022	$1,130,250
1,000,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	947,500
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,163,750
		TOTAL	10,710,635
		Transportation—0.2%
300,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	303,000
		Utilities—2.5%
540,000	[1,2]	Comision Fed De Electric, Series 144A, 4.875%, 1/15/2024	537,300
650,000	[1,2]	Eskom Holdings Ltd., Series 144A, 6.75%, 8/6/2023	656,630
371,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	376,101
200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	222,692
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	2,210,000
		TOTAL	4,002,723
		TOTAL CORPORATE BONDS (IDENTIFIED COST $92,013,683)	90,420,389
		FLOATING RATE LOAN—0.2%
		Farming & Agriculture—0.2%
631,007	[3]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $621,166)	252,719
		GOVERNMENT AGENCIES—42.4%
1,351,000		African Export-Import Bank, 5.75%, 7/27/2016	1,435,438
4,500,000		Argentina, Government of, Note, 12/15/2035	402,750
1,850,000		Argentina, Government of, Sr. Unsecd. Note, 7.00%, 10/3/2015	1,822,250
910,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	894,985
500,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/1/2023	518,225
400,000	[1,2]	Bank of Georgia JSC, Series 144A, 7.75%, 7/5/2017	419,691
1,100,000		Brazil, Government of, 4.25%, 1/7/2025	1,034,000
1,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	960,000
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	589,963
200,000	[1,2]	Central Bank of Nigeria, 5.125%, 7/12/2018	205,000
1,200,000		Colombia, Government of, 7.375%, 9/18/2037	1,461,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	423,000
500,000		Costa Rica, Government of, 4.375%, 4/30/2025	450,000
1,000,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	1,062,700
Annual Shareholder Report
14

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENT AGENCIES—continued
$400,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	$375,200
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	645,000
400,000	[1,2]	Ghana, Government of, Series 144A, 7.875%, 8/7/2023	390,000
375,000	[1,2]	Guatemala, Government of, 4.875%, 2/13/2028	337,500
1,224,000		Hungary, Government of, 4.125%, 2/19/2018	1,226,448
410,000		Hungary, Government of, 5.75%, 11/22/2023	405,900
1,226,000		Hungary, Government of, 6.375%, 3/29/2021	1,316,418
1,225,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	1,315,344
1,675,000		Iceland, Government of, 4.875%, 6/16/2016	1,744,094
1,250,000		Indonesia, Government of, 4.875%, 5/5/2021	1,253,125
500,000		Indonesia, Government of, 6.875%, 1/17/2018	561,250
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,204,500
2,300,000		Kingdom Of Morocco, 4.25%, 12/11/2022	2,116,000
1,425,000		Lithuania, Government of, Sr. Unsecd. Note, 6.125%, 3/9/2021	1,622,006
MXN 51,000,000		Mex Bonos Desarr Fix Rate, 8.50%, 11/18/2038	4,275,284
MXN 46,500,000		Mex Bonos Desarr Fix Rate, 8.50%, 5/31/2029	4,019,902
BRL 4,031,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2023	1,546,230
$2,750,000		Panama, Government of, 6.70%, 1/26/2036	3,052,500
PHP 22,000,000		Philippines, Government of, 3.90%, 11/26/2022	490,634
$1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,444,300
3,725,000		Poland, Government of, 3.00%, 3/17/2023	3,403,719
3,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	3,920,350
800,000	[1,2]	Russia, Government of, Series 144A, 3.50%, 1/16/2019	816,000
2,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	2,152,500
3,253,250		Russia, Government of, Unsub., 7.50%, 3/31/2030	3,806,303
300,000	[1,2]	Serbia, Government of, Series 144A, 5.875%, 12/3/2018	302,250
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	418,000
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	462,500
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	630,500
1,550,000		Turkey, Government of, 3.25%, 3/23/2023	1,327,188
3,330,000		Turkey, Government of, 6.875%, 3/17/2036	3,467,363
3,200,000		Turkey, Government of, 7.00%, 9/26/2016	3,536,000
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,114,000
Annual Shareholder Report
15

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		GOVERNMENT AGENCIES—continued
$300,000		Zambia, Government of, 5.375%, 9/20/2022	$262,500
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $68,652,707)	68,639,810
		INVESTMENT COMPANY—1.6%
2,537,330	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	2,537,330
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $163,810,035)[6]	161,850,248
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[7]	(164,779)
		TOTAL NET ASSETS—100%	$161,685,469
At November 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/3/2013	3,750,000 BRL	$1,632,209	$(26,872)
12/3/2013	52,773,000 MXN	$4,109,535	$(88,551)
12/19/2013	3,480,000 BRL	$1,539,823	$(55,886)
2/5/2014	1,649,150 EUR	$2,237,402	$3,594
Contracts Sold:
12/3/2013	52,773,000 MXN	$3,925,540	$(95,444)
12/3/2013	3,750,000 BRL	$1,684,107	$78,770
12/19/2013	3,480,000 BRL	$1,511,073	$27,136
2/5/2014	1,649,150 EUR	$2,243,471	$2,475
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(154,778)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2013, these liquid restricted securities amounted to $58,676,709, which represented 36.3% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these liquid restricted securities amounted to $57,199,084, which represented 35.4% of total net assets.
Annual Shareholder Report
16

3	The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $163,886,167.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$90,420,389	$—	$90,420,389
Floating Rate Loan	—	—	252,719	252,719
Government/Agencies	—	68,639,810	—	68,639,810
Investment Company	2,537,330	—	—	2,537,330
TOTAL SECURITIES	$2,537,330	$159,060,199	$252,719	$161,850,248
OTHER FINANCIAL INSTRUMENTS*	$—	$(154,778)	$—	$(154,778)
*	Other financial instruments include foreign exchange contracts.
Annual Shareholder Report
17

The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
EUR	—Euro
MXN	—Mexican Peso
PHP	—Philippine Peso
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.56	$9.28	$9.33	$8.61	$5.87
Income From Investment Operations:
Net investment income	0.50[1]	0.48	0.60	0.63	0.49
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1.25)	1.26	(0.10)	0.63	2.69
TOTAL FROM INVESTMENT OPERATIONS	(0.75)	1.74	0.50	1.26	3.18
Less Distributions:
Distributions from net investment income	(0.50)	(0.46)	(0.55)	(0.56)	(0.44)
Regulatory Settlement Proceeds	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$9.31	$10.56	$9.28	$9.33	$8.61
Total Return[3]	(7.30)%	19.17%	5.52%	15.38%[2]	55.69%
Ratios to Average Net Assets:
Net expenses	1.18%	1.21%	1.25%	1.25%	1.24%
Net investment income	4.91%	4.93%	6.45%	6.92%	8.03%
Expense waiver/reimbursement[4]	0.31%	0.31%	0.40%	0.43%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,399	$178,764	$124,938	$129,378	$82,857
Portfolio turnover	66%	20%	26%	26%	78%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.54	$9.27	$9.32	$8.60	$5.87
Income From Investment Operations:
Net investment income	0.44[1]	0.43	0.54	0.58	0.42
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1.25)	1.22	(0.11)	0.61	2.70
TOTAL FROM INVESTMENT OPERATIONS	(0.81)	1.65	0.43	1.19	3.12
Less Distributions:
Distributions from net investment income	(0.43)	(0.38)	(0.48)	(0.49)	(0.39)
Regulatory Settlement Proceeds	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$9.30	$10.54	$9.27	$9.32	$8.60
Total Return[3]	(7.91)%	18.19%	4.73%	14.53%[2]	54.45%
Ratios to Average Net Assets:
Net expenses	1.93%	1.96%	2.00%	2.00%	1.99%
Net investment income	4.36%	4.29%	5.73%	6.56%	7.34%
Expense waiver/reimbursement[4]	0.34%	0.31%	0.40%	0.45%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,112	$12,848	$12,569	$14,307	$15,556
Portfolio turnover	66%	20%	26%	26%	78%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.36% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.52	$9.25	$9.30	$8.58	$5.86
Income from Investment Operations:
Net investment income	0.44[1]	0.41	0.53	0.56	0.43
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1.25)	1.24	(0.10)	0.63	2.68
TOTAL FROM INVESTMENT OPERATIONS	(0.81)	1.65	0.43	1.19	3.11
Less Distributions:
Distributions from net investment income	(0.43)	(0.38)	(0.48)	(0.49)	(0.39)
Regulatory Settlement Proceeds	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$9.28	$10.52	$9.25	$9.30	$8.58
Total Return[3]	(7.92)%	18.23%	4.74%	14.57%[2]	54.38%
Ratios to Average Net Assets:
Net expenses	1.93%	1.96%	2.00%	2.00%	1.99%
Net investment income	4.35%	4.19%	5.69%	6.41%	7.18%
Expense waiver/reimbursement[4]	0.34%	0.31%	0.40%	0.45%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,114	$38,177	$29,511	$27,261	$21,745
Portfolio turnover	66%	20%	26%	26%	78%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 11/30/2013	Period Ended 11/30/2012[1]
Net Asset Value, Beginning of Period	$10.57	$9.77
Income from Investment Operations:
Net investment income	0.53[2]	0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.25)	0.83
TOTAL FROM INVESTMENT OPERATIONS	(0.72)	1.12
Less Distributions:
Distributions from net investment income	(0.53)	(0.32)
Net Asset Value, End of Period	$9.32	$10.57
Total Return[3]	(7.06)%	11.65%
Ratios to Average Net Assets:
Net expenses	0.93%	0.93%[4]
Net investment income	5.23%	4.00%[4]
Expense waiver/reimbursement[5]	0.34%	0.31%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,061	$34,732
Portfolio turnover	66%	20%[6]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
November 30, 2013
Assets:
Total investments in securities at value including $2,537,330 of investment in an affiliated holding (Note 5) (identified cost $163,810,035)		$161,850,248
Income receivable		2,024,556
Receivable for shares sold		159,560
Unrealized appreciation on foreign exchange contracts		111,975
TOTAL ASSETS		164,146,339
Liabilities:
Unrealized depreciation on foreign exchange contracts	$266,753
Payable for investments purchased	894,179
Payable for shares redeemed	308,407
Income distribution payable	714,487
Payable for transfer agent fee	69,531
Payable for portfolio accounting fees	53,334
Payable for shareholder services fee (Note 5)	25,832
Payable for distribution services fee (Note 5)	24,866
Payable for Directors'/Trustees' fees (Note 5)	112
Accrued expenses (Note 5)	103,369
TOTAL LIABILITIES		2,460,870
Net assets for 17,371,551 shares outstanding		$161,685,469
Net Assets Consists of:
Paid-in capital		$162,895,962
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(2,118,030)
Accumulated net realized gain on investments and foreign currency transactions		795,755
Undistributed net investment income		111,782
TOTAL NET ASSETS		$161,685,469
Annual Shareholder Report
23

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($90,398,781 ÷ 9,706,477 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.31
Offering price per share (100/95.50 of $9.31)	$9.75
Redemption proceeds per share	$9.31
Class B Shares:
Net asset value per share ($9,112,454 ÷ 980,202 shares outstanding $0.001 par value, 100,000,000 shares authorized	$9.30
Offering price per share	$9.30
Redemption proceeds per share (94.50/100 of $9.30)	$8.79
Class C Shares:
Net asset value per share ($31,113,654 ÷ 3,353,330 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.28
Offering price per share	$9.28
Redemption proceeds per share (99.00/100 of $9.28)	$9.19
Institutional Shares:
Net asset value per share ($31,060,580 ÷ 3,331,542 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$9.32
Offering price per share	$9.32
Redemption proceeds per share	$9.32
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended November 30, 2013
Investment Income:
Interest			$15,152,375
Dividends received from an affiliated holding (Note 5)			10,346
Total Income			15,162,721
Expenses:
Investment adviser fee (Note 5)		$2,098,674
Administrative fee (Note 5)		192,662
Custodian fees		44,385
Transfer agent fee		394,487
Directors'/Trustees' fees (Note 5)		2,900
Auditing fees		32,200
Legal fees		8,807
Distribution services fee (Note 5)		365,535
Shareholder services fee (Note 5)		515,716
Account administration fee (Note 2)		797
Portfolio accounting fees		150,639
Share registration costs		72,064
Printing and postage		60,287
Insurance premiums (Note 5)		4,654
Tax expenses		21,610
Miscellaneous (Note 5)		6,247
TOTAL EXPENSES		3,971,664
Waiver and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(781,321)
Reimbursement of shareholder services fee	(50)
TOTAL WAIVER AND REIMBURSEMENTS		(781,371)
Net expenses			3,190,293
Net investment income			11,972,428
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			965,689
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(35,383,355)
Net realized and unrealized loss on investments and foreign currency transactions			(34,417,666)
Change in net assets resulting from operations			$(22,445,238)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets
Year Ended November 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,972,428	$10,240,578
Net realized gain on investments and foreign currency transactions	965,689	125,910
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(35,383,355)	27,065,283
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(22,445,238)	37,431,771
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,614,348)	(6,963,294)
Class B Shares	(479,453)	(473,707)
Class C Shares	(1,568,359)	(1,299,252)
Class F Shares	—	(249,872)
Institutional Shares	(1,993,445)	(593,714)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,655,605)	(9,579,839)
Share Transactions:
Proceeds from sale of shares	158,949,223	190,312,867
Net asset value of shares issued to shareholders in payment of distributions declared	9,047,501	7,208,414
Cost of shares redeemed	(236,730,609)	(131,864,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(68,733,885)	65,656,757
Change in net assets	(102,834,728)	93,508,689
Net Assets:
Beginning of period	264,520,197	171,011,508
End of period (including undistributed net investment income of $111,782 and $186,199, respectively)	$161,685,469	$264,520,197
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
November 30, 2013
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Emerging Market Debt Fund (the “Fund”, a non-diversified portfolio). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund previously offered Class F Shares which on November 9, 2012, were converted to Class A Shares on a tax-free basis. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C shares may bear certain account administration fees, distribution services fees and shareholder services fees unique to those classes.
For the year ended November 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$768
Class C Shares	29
TOTAL	$797
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $236,158 and $231,891, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at November 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$650,000	$703,625
Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2/19/2013	$800,000	$774,000
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset	Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$111,975	Unrealized depreciation on foreign exchange contracts	$266,753
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2013
Amount of realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$197,839
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(154,778)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended November 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,588,031	$109,679,107	13,001,505	$128,324,171
Shares exchanged from Class F Shares	—	—	744,495	7,809,750
Shares issued to shareholders in payment of distributions declared	598,919	6,027,525	519,014	5,122,435
Shares redeemed	(18,408,697)	(181,854,868)	(10,797,173)	(106,938,600)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,221,747)	$(66,148,236)	3,467,841	$34,317,756
Year Ended November 30	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	248,698	$2,557,171	308,627	$3,103,915
Shares issued to shareholders in payment of distributions declared	36,228	361,873	39,894	391,752
Shares redeemed	(523,608)	(5,183,880)	(486,190)	(4,813,241)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(238,682)	$(2,264,836)	(137,669)	$(1,317,574)
Year Ended November 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	934,352	$9,556,572	990,667	$9,849,250
Shares issued to shareholders in payment of distributions declared	114,250	1,137,214	92,552	910,602
Shares redeemed	(1,323,726)	(12,906,223)	(645,264)	(6,351,527)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(275,124)	$(2,212,437)	437,955	$4,408,325
Year Ended November 30	2013		2012
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	365,209	$3,604,063
Shares issued to shareholders in payment of distributions declared	—	—	25,182	248,781
Shares exchanged into Class A Shares	—	—	(743,748)	(7,809,750)
Shares redeemed	—	—	(76,538)	(755,043)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	—	$—	(429,895)	$(4,711,949)
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	Year Ended 11/30/2013		Period Ended 11/30/2012[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,630,832	$37,156,373	3,734,194	$37,621,718
Shares issued to shareholders in payment of distributions declared	152,082	1,520,889	52,233	534,844
Shares redeemed	(3,737,232)	(36,785,638)	(500,567)	(5,196,363)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	45,682	$1,891,624	3,285,860	$32,960,199
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,689,871)	$(68,733,885)	6,624,092	$65,656,757
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and discount accretion/premium amortization of debt securities.
For the year ended November 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(391,240)	$391,240
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$11,655,605	$9,579,839
As of November 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$141,794
Undistributed capital gains	$687,097
Net unrealized depreciation	$(2,039,384)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for discount accretion/premium amortization on debt securities and wash sale deferrals.
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At November 30, 2013, the cost of investments for federal tax purposes was $163,886,167. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $2,035,919. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,881,678 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,917,597.
The Fund used capital loss carryforwards of $809,135 to offset taxable capital gains realized during the year ended November 30, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the Adviser waived $770,798 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class B Shares	$86,466
Class C Shares	279,069
TOTAL	$365,535
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2013, FSC retained $99,092 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2013, FSC retained $27,075 in sales charges from the sale of Class A Shares. FSC also retained $1,509, $29,703 and $9,781 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$393,792	$—
Class B Shares	28,822	(50)
Class C Shares	93,102	—
TOTAL	$515,716	$(50)
For the year ended November 30, 2013, FSSC received $19,176 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other related expenses related to short sales, extraordinary and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.18%, 1.93%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2013,, the Adviser reimbursed $10,523. Transactions involving the affiliated holding during the year ended November 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	17,443,752
Purchases/Additions	173,578,745
Sales/Reductions	(188,485,167)
Balance of Shares Held 11/30/2013	2,537,330
Value	$2,537,330
Dividend Income	$10,346
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2013, were as follows:
Purchases	$ 152,364,250
Sales	$ 203,569,772
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated World Investment series, inc. AND SHAREHOLDERS OF federated EMERGING MARKET DEBT FUND:
We have audited the accompanying statement of assets and liabilities of Federated Emerging Market Debt Fund (the “Fund”) (one of the portfolios constituting Federated World Investment Series, Inc.), including the portfolio of investments, as of November 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Emerging Market Debt Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 27, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$948.10	$5.76
Class B Shares	$1,000	$944.50	$9.41
Class C Shares	$1,000	$944.40	$9.41
Institutional Shares	$1,000	$949.30	$4.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.15	$5.97
Class B Shares	$1,000	$1,015.39	$9.75
Class C Shares	$1,000	$1,015.39	$9.75
Institutional Shares	$1,000	$1,020.41	$4.71
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.18%
Class B Shares	1.93%
Class C Shares	1.93%
Institutional Shares	0.93%
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42

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated World Investment Series, Inc. (the “Corporation”) was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 47,334,318.817 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	39,176,204.824	422,767.946
Maureen Lally-Green	39,166,748.009	432,224.761
Thomas M. O'Neill	39,191,132.020	407,840.750
P. Jerome Richey	39,184,199.033	414,733.737
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
43

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Director
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: January 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: January 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: August 2013 Portfolio Manager since: May 2013	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since May 2013. He is Vice President of the Corporation with respect to the Fund. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2013
Federated Emerging Market Debt Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was at the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, it was noted that in 2012, Federated increased its waiver by 8 basis points.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Emerging Market Debt Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U763
CUSIP 31428U755
CUSIP 31428U615
G01949-01 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
November 30, 2013
Share Class	Ticker
A	FGFAX
B	FGFBX
C	FGFCX
R	FGFRX
Institutional	FGFLX
R6	FGRSX

Federated International Leaders Fund
Fund Established 1998

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2012 through November 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total returns of Federated International Leaders Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended November 30, 2013, were 31.60%, 30.58%, 30.57%, 31.46%,1 31.89% and 31.68%2 for Class A, B, C, R, Institutional Shares and R6 Shares, respectively. The total return of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE),3 the Fund's broad-based securities market index, was 24.84% for the same period. The total return of Morningstar Foreign Large Blend Funds Average (MFLBFA),4 a peer group average for the Fund, was 21.69% for the same period. The Fund's and MFLBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI-EAFE.
During the reporting period, the most significant factor affecting the Fund's performance relative to the MSCI-EAFE was security selection.
The following discussion will focus on the performance of the Fund's Institutional Shares. The Fund's Institutional Shares outperformed the MSCI-EAFE and the MFLBFA.
MARKET OVERVIEW
The global stock market rallied over the year as the growth outlook improved and economic risks diminished across the United States and Europe.5 Several key markets hit all-time highs. Investors gained confidence despite the U.S. debt ceiling and budget crisis and the European debt crisis, both of which were a source of market volatility in previous years. While monetary policy diverged across the world, the U.S. Federal Reserve (the Fed), the European Central Bank (ECB) and the Bank of Japan (BoJ) maintained accommodative monetary policies in the face of fiscal headwinds. The “risk-on/risk-off” investing environment which had driven markets in previous years became less important than global divergences which were most evident between developed and emerging markets. As developed markets recovered, the growth outlook in emerging markets deteriorated while inflation expectations rose. As the Fed, ECB and BoJ increased liquidity, several key central banks in the developing world, such as India and Brazil, began to tighten policy. Those conditions, coupled with concerns over an eventual withdrawal of extraordinary liquidity by the Fed, or “Fed tapering,” caused a broad selloff in emerging markets stocks, bonds and currencies.
The U.S. economy improved during the year and re-emerged as a leading driver of global growth. A robust corporate sector was able to add 2.3 million jobs, while the corporate earnings outlook remained strong. Despite repeated debt ceiling and budget debates, consumer spending and corporate investment remained healthy and improved. The major U.S. stock benchmarks hit all-time
Annual Shareholder Report

highs, and the U.S. dollar remained strong. The improving economy and Fed comments led to speculation about Fed tapering, which caused volatility in yield-sensitive assets. Signs that investors were re-allocating to stocks helped sentiment during the reporting period.
European markets performed strongly during the year as the broader economy shifted from a recession to initial stages of a recovery. The European economy exhibited “very green shoots,” according to the ECB. During the year, the euro-zone Purchasing Manager (PMI) Survey moved from contraction to expansion for the first time in over two years. The economic performance of the region is still widely varied with Germany operating effectively with above-trend real gross domestic product growth, while Italy was slowly emerging from its worst recession since World War II. Across Europe, economic confidence moved to multi-year highs and was given a further boost as ECB President Mario Draghi stated that the bank was willing to enact another long-term refinancing operation (LTRO), if needed, to assure bank funding costs remained low. In November, the ECB cut its policy rate by a quarter-point to an all-time low of 0.25% as inflation expectations dropped. Political continuity was strong as pro-euro governments were confirmed. In Germany, Chancellor Angela Merkel won a third term, and a stable technocrat government emerged in Italy. During the year, the European Parliament approved a Single Supervisory Mechanism (SSM) for European banks, which is an important first step towards a banking union.
In Japan, the stock market had its best returns in more than a decade as the new Prime Minister Abe's sweeping economic revitalization plan and aggressive BoJ easing surprised markets. Japanese economic data improved consistently throughout the year. Important surveys such as the Tankan and Manufacturing PMI reflected an accelerating growth trend. After fifteen years of deflation, consumer prices stabilized and signaled moderate inflation. The BoJ continued to provide record low interest rates and maintained quantitative easing. Prime Minister Abe's broad plan for economic revitalization included creation of three new business councils directing economic and fiscal policy, industrial competitiveness and regulatory reforms. Concurrent with a hike in the consumption tax, the government announced a stimulus plan targeted at incentivizing domestic corporate investment. Collectively, the structural reforms, and the fiscal and monetary policies, represent the “three arrows” of Japan's makeover under “Abenomics.” In October, production growth hit a 46-month high signaling that Japan's economy continued to improve with an upward trajectory.
Emerging markets showed their widest underperformance to developed markets since the Asian crisis in 1998. While no economies entered into a recession during the year, the backdrop of tighter monetary policy in major emerging economies like Brazil and India, coupled with higher than expected inflation across many markets, hurt investor sentiment. More positive news from China helped improve the outlook during the end of the period as the new
Annual Shareholder Report

government released further details about their long range economic reform plans. While the economic data showed mixed signs of growth and stability, real GDP growth is expected to exceed 7 1∕2 percent. The Chinese government's action for domestic modernization and urbanization encouraged investors, particularly in the consumer sector. Furthermore, Chinese exports will be supported by the synchronized recovery underway in its major end markets, the United States, Europe and Japan.
For the 12-month reporting period ended November 30, 2013, the MSCI USA Index6 (+29.5%) outperformed both the MSCI Emerging Markets Index7 (+3.7%) and MSCI-EAFE (+24.8%). There was a strong divergence amongst country returns. Select major developed countries beat MSCI USA Index returns including MSCI Germany8 (+32.9%) and MSCI Japan9 (+32.8%). The top performing major emerging markets were MSCI China10 (+12.5%) and MSCI Korea11 (+11.1%).
SECURITY SELECTION
For the reporting period, the Fund's outperformance relative to the MSCI-EAFE index was driven by strong stock selection across many industries. The positioning of the Fund, much of which was implemented in early 2009, was skewed toward cyclical, economically-sensitive companies that should perform well in an improving global economy. The two areas that contributed to the bulk of the Fund's relative outperformance were the overweight allocations to Industrial and Material companies. Additionally, the Fund benefited from an overweight position to Consumer Discretionary companies as well as stock selection within the sector. Financial services companies, including banks and diversified financial and insurance companies, also enhanced both relative and absolute performance.
Within the Materials sector, the single largest contributor to the Fund's outperformance, cement companies stood out. Two companies, CRH and HeidelbergCement AG, saw their shares rise more than 40% as demand for building products and construction activity increased in the United States and the UK. Akzo Nobel, a manufacturer of paints and varnishes, was another beneficiary of this trend. Conversely, the Fund benefited from being underweight other areas of the Materials sector, specifically, mining companies. Mining companies' share prices, broadly speaking, fell sharply as reduced demand and overcapacity negatively impacted sales and profits.
Industrial companies provided the second biggest contribution to overall performance. As leading economic indicators improved over the course of the year and investors became less risk adverse, industrial companies saw their share prices rise. Improved economic activity and a stabilization and improvement in employment, particularly in the United States, positively impacted the shares of the Fund's temporary staffing/executive search companies Adecco and Michael Page. Adecco, whose business focuses on temporary hiring which is typically the first to recover following an economic slowdown, rose nearly 60%.
Annual Shareholder Report

Michael Page, whose business is geared more toward permanent employment, increased approximately 40% over the same time period. Other companies within the Industrial sector that contributed to performance included: Ingersoll-Rand, Assa Abloy and Grafton Group.
Lastly, Consumer Discretionary companies were the best performing group as investors acknowledged these companies' attractive valuations and improved prospects. Media, Autos and Retail companies had average share price increases exceeding 40%, almost double that on the MSCI-EAFE's return. Within Auto manufacturers, Daimler, due to a resurgence in consumer demand and a refreshed line up of vehicles, rose 75%, easily besting the strong 35% return of BMW. TF1, a French broadcaster, increased over 100% as the company's outlook improved during the reporting period. Our underweight allocation to both the Utilities and Energy sectors which lagged the benchmark also helped relative performance.
On the other hand, key detractors included stock selection in Consumer Staples, our underweight allocation to large pharmaceutical companies in Healthcare, stock selection in Technology and our lack of exposure to Telecom. A lack of exposure to Japanese companies in Q4 2012 and part of Q1 2013, weighed on relative results. Cash, which was higher than average due to strong inflows, also detracted from Fund performance.
1	The Fund's Class R Shares commenced operations on June 24, 2013. For the period prior to the commencement of operations of the Class R Shares, the performance information shown is for the Class A Shares adjusted to reflect the expenses of the Class R Shares.
2	The Fund's Class R6 Shares commenced operations on August 5, 2013. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Class A Shares.
3	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MSCI-EAFE.
4	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MFLBFA.
5	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.
6	The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance. The index is unmanaged, and it is not possible to invest directly in an index.
7	The MSCI Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. With 824 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. As of November 2013, the MSCI Emerging Markets Index consisted of the following country indices: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Russia, South Africa, Turkey, China, India, Indonesia, Korea, Malaysia, Philippines, Taiwan and Thailand. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

8	The MSCI Germany Index is designed to measure the performance of the large- and mid-cap segments of the German market. With 55 constituents, the index covers about 85% of the equity universe in Germany. The index is unmanaged, and it is not possible to invest directly in an index.
9	The MSCI Japan Index is designed to measure the performance of the large- and mid-cap segments of the Japanese market. With 320 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in Japan. The index is unmanaged, and it is not possible to invest directly in an index.
10	The MSCI China Index captures large- and mid-cap representation across China H shares, B shares, Red chips and P chips. With 138 constituents, the index covers about 85% of the Chinese equity universe. The index is unmanaged, and it is not possible to invest directly in an index.
11	The MSCI Korea Index is designed to measure the performance of the large- and mid-cap segments of the South Korean market. With 105 constituents, the index covers about 85% of the Korean equity universe. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated International Leaders Fund from November 30, 2003 to November 30, 2013, compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE)2 and Morningstar Foreign Large Blend Funds Average (MFLBFA).3
Average Annual Total Returns for the Period Ended 11/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	24.38%	18.81%	9.53%
Class B Shares	25.08%	19.06%	9.49%
Class C Shares	29.57%	19.26%	9.32%
Class R Shares[4]	31.46%	20.05%	10.09%
Institutional Shares[5]	31.89%	20.37%	10.24%
Class R6 Shares[6]	31.68%	20.17%	10.16%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS A SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
Growth of a $10,000 Investment–CLASS B SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS C SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.
Growth of a $10,000 Investment–CLASS R SHARES4
Growth of $10,000 as of November 30, 2013
Annual Shareholder Report

Growth of a $10,000 Investment–Institutional SHARES5
Growth of $10,000 as of November 30, 2013
Growth of a $10,000 Investment–CLASS R6 SHARES6
Growth of $10,000 as of November 30, 2013
Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The MSCI-EAFE is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the United States and Canada. With 906 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. As of November 2013, developed markets countries included: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
4	The Fund's Class R Shares commenced operations on June 24, 2013. For the period prior to the commencement of operations of the Class R Shares, the Class R Shares performance information shown is for the Fund's Class A Shares adjusted to reflect the expenses of the Fund's Class R Shares for each year for which the Fund's Class R Shares expenses would have exceeded the actual expenses paid by the Fund's Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of the Class R Shares. Additionally, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
5	The Fund's Institutional Shares commenced operations on June 21, 2010. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. Additionally, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
6	The Fund's Class R6 Shares commenced operations on August 5, 2013. For the period prior to the commencement of operations of the Class R6 Shares, the Class R6 Shares performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of the operations of the Class R6 Shares. Additionally, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	15.8%
Switzerland	14.1%
Germany	12.7%
France	12.1%
Hong Kong	7.0%
Ireland	6.1%
Italy	5.1%
Netherlands	3.9%
Sweden	3.0%
Spain	2.9%
Singapore	2.1%
Mexico	1.6%
Israel	0.8%
Other Securities[2]	1.9%
Cash Equivalents[3]	10.1%
Derivative Contracts[4]	0.5%
Other Assets and Liabilities—Net[5]	0.3%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other Securities include U.S. Treasury Securities and an Investment Fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2013, the Fund's sector classification composition6 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	30.1%
Industrials	21.4%
Consumer Discretionary	16.4%
Materials	9.1%
Consumer Staples	8.0%
Information Technology	2.2%
Other Securities[2]	1.9%
Cash Equivalents[3]	10.1%
Derivative Contracts[4]	0.5%
Other Assets and Liabilities—Net[5]	0.3%
TOTAL	100.0%
6	Except for Other Securities, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2013
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—87.2%
		France—12.1%
393,020		Accor SA	$17,244,090
434,192		AXA	11,377,820
362,249		BNP Paribas SA	27,195,502
514,688		Edenred	18,568,044
22,923		L'Oreal SA	3,835,866
140,727		Pernod-Ricard SA	15,953,547
915,641		Television Francaise (TF1)	17,107,460
		TOTAL	111,282,329
		Germany—12.7%
142,430		Bayerische Motoren Werke AG	16,367,238
353,413		Daimler AG	29,293,411
330,631		Heidelberger Zement AG	25,864,101
1,239,267	[1]	Kloeckner & Co. AG	17,310,738
238,535		Rheinmetall AG	14,702,214
159,197		SAP AG	13,184,577
		TOTAL	116,722,279
		Hong Kong—7.0%
1,080,040		Dah Sing Financial Group	6,331,829
3,128,900		Hang Lung Properties Ltd.	10,493,502
2,246,676		HSBC Holdings PLC	25,076,793
977,769		Sun Hung Kai Properties	12,549,163
656,645		Wing Hang Bank Ltd.	9,732,090
		TOTAL	64,183,377
		Ireland—6.1%
1,036,762		CRH PLC	26,287,440
1,053,303		Grafton Group PLC	10,728,996
262,100		Ingersoll-Rand PLC, Class A	18,719,182
		TOTAL	55,735,618
		Israel—0.8%
116,000	[1]	Check Point Software Technologies Ltd.	7,175,760
		Italy—5.1%
7,214,271		Intesa Sanpaolo SpA	17,448,980
4,023,113		Unicredit SpA	29,191,814
		TOTAL	46,640,794
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	COMMON STOCKS—continued
	Mexico—1.6%
56,900	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B, ADR	$7,654,757
238,300	Grupo Televisa S.A.B., ADR	7,270,533
	TOTAL	14,925,290
	Netherlands—3.9%
245,446	Akzo Nobel NV	18,486,659
483,503	Philips Electronics NV	17,308,322
	TOTAL	35,794,981
	Singapore—2.1%
711,000	City Developments Ltd.	5,654,684
628,002	DBS Group Holdings Ltd.	8,597,899
332,904	United Overseas Bank Ltd.	5,549,948
	TOTAL	19,802,531
	Spain—2.9%
2,966,130	Banco Santander, SA	26,370,885
	Sweden—3.0%
416,800	Assa Abloy AB, Class B	21,089,882
483,850	Volvo AB, Class B	6,373,290
	TOTAL	27,463,172
	Switzerland—14.1%
331,884	Adecco SA	25,557,704
117,512	Compagnie Financiere Richemont SA, Class A	11,940,484
1,290,529	Credit Suisse Group AG	38,414,025
9,348	Givaudan SA	13,190,746
323,654	Julius Baer Group Ltd.	15,168,603
176,515	Nestle SA	12,891,983
19,349	Swatch Group AG, Class B	12,680,170
	TOTAL	129,843,715
	United Kingdom—15.8%
557,058	Diageo PLC	17,738,204
613,020	Imperial Tobacco Group PLC	23,311,873
305,263	InterContinental Hotels Group PLC	9,505,596
539,123	Invesco Ltd.	18,788,436
2,544,865	Michael Page International PLC	19,779,930
206,214	Schroders PLC	8,321,040
161,869	Signet Jewelers Ltd.	12,438,014
342,766	Wolseley PLC	18,491,966
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
785,052		WPP PLC	$17,354,822
		TOTAL	145,729,881
		TOTAL COMMON STOCKS (IDENTIFIED COST $549,733,334)	801,670,612
		U.S. TREASURY—0.4%
$500,000	[2,3]	United States Treasury Bill, 0.00%, 1/30/2014	499,979
1,675,000	[2,3]	United States Treasury Bill, 0.00%, 2/6/2014	1,674,870
1,220,000	[2,3]	United States Treasury Bill, 0.00%, 2/20/2014	1,219,858
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,394,625)	3,394,707
		INVESTMENT FUND—1.5%
1,133,475		iShares MSCI Japan (IDENTIFIED COST $12,394,436)	13,669,709
		INVESTMENT COMPANY—10.1%
93,087,967	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	93,087,967
		TOTAL INVESTMENTS—99.2% (AT IDENTIFIED COST $656,173,679)[6]	911,822,995
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	7,440,989
		TOTAL NET ASSETS—100%	$919,263,984
At November 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]The Tokyo Price Index Future	633	$78,008,894	December 2013	$4,725,813
Net Unrealized Appreciation/(Depreciation) on Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $662,194,297.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$18,788,436	$—	$—	$18,788,436
International	782,882,176	—	—	782,882,176
Debt Securities:
U.S. Treasuries	—	3,394,707	—	3,394,707
Investment Fund	13,669,709	—	—	13,669,709
Investment Company	93,087,967	—	—	93,087,967
TOTAL SECURITIES	$908,428,288	$3,394,707	$—	$911,822,995
OTHER FINANCIAL INSTRUMENTS[1]	$4,725,813	$—	$—	$4,725,813
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$25.65	$21.41	$23.32	$21.24	$13.97
Income From Investment Operations:
Net investment income[1]	0.32	0.31[2]	0.21[2]	0.07	0.16
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.73	4.02[2]	(2.19)[2]	2.02	7.58
TOTAL FROM INVESTMENT OPERATIONS	8.05	4.33	(1.98)	2.09	7.74
Less Distributions:
Distributions from net investment income	(0.21)	(0.09)	(0.04)	(0.01)	(0.47)
Redemption Fees	—	—	—	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	—	0.11[4]	—	—
Net Asset Value, End of Period	$33.49	$25.65	$21.41	$23.32	$21.24
Total Return[5]	31.60%	20.34%	(8.04)%[4]	9.85%	56.56%
Ratios to Average Net Assets:
Net expenses	1.36%	1.49%	1.49%[6]	1.65%[6]	1.78%
Net investment income	1.12%	1.33%[2]	0.87%[2]	0.33%	0.98%
Expense waiver/reimbursement[7]	0.14%	0.12%	0.17%	0.12%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$465,895	$235,540	$214,019	$186,495	$178,706
Portfolio turnover	5%	16%	35%	24%	21%
1	Per share numbers have been calculated using the average shares method.
2	In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. As a result, the Fund increased its net investment income and decreased net realized and unrealized gain or increased net realized and unrealized loss on investments. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The amount of the correction for each of the fiscal years presented is as follows:
	2012	2011
Net investment income per share	0.08	0.07
Net realized and unrealized gain (loss) per share	(0.08)	(0.07)
Ratio of net investment income to average net assets	0.35%	0.29%
3	Represents less than $0.01.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.49% and 1.65% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$24.01	$20.11	$22.02	$20.20	$13.12
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.13[2]	0.02[2]	(0.09)	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.22	3.77[2]	(2.04)[2]	1.91	7.18
TOTAL FROM INVESTMENT OPERATIONS	7.33	3.90	(2.02)	1.82	7.21
Less Distributions:
Distributions from net investment income	(0.04)	—	—	—	(0.13)
Redemption Fees	—	—	—	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	—	0.11[4]	—	—
Net Asset Value, End of Period	$31.30	$24.01	$20.11	$22.02	$20.20
Total Return[5]	30.58%	19.39%	(8.67)%[4]	9.01%	55.41%
Ratios to Average Net Assets:
Net expenses	2.12%	2.24%	2.24%[6]	2.40%[6]	2.52%
Net investment income (loss)	0.39%	0.58%[2]	0.09%[2]	(0.42)%	0.22%
Expense waiver/reimbursement[7]	0.16%	0.12%	0.17%	0.12%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,141	$15,557	$15,169	$15,973	$18,719
Portfolio turnover	5%	16%	35%	24%	21%
1	Per share numbers have been calculated using the average shares method.
2	In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. As a result, the Fund increased its net investment income and decreased net realized and unrealized gain or increased net realized and unrealized loss on investments. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The amount of the correction for each of the fiscal years presented is as follows:
	2012	2011
Net investment income per share	0.08	0.06
Net realized and unrealized gain (loss) per share	(0.08)	(0.06)
Ratio of net investment income to average net assets	0.35%	0.28%
3	Represents less than $0.01.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.97	$20.07	$21.98	$20.16	$13.15
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.14[2]	0.02[2]	(0.09)	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.23	3.76[2]	(2.04)[2]	1.91	7.17
TOTAL FROM INVESTMENT OPERATIONS	7.32	3.90	(2.02)	1.82	7.20
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	(0.19)
Redemption Fees	—	—	—	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	—	0.11[4]	—	—
Net Asset Value, End of Period	$31.28	$23.97	$20.07	$21.98	$20.16
Total Return[5]	30.57%	19.43%	(8.69)%[4]	9.03%	55.37%
Ratios to Average Net Assets:
Net expenses	2.12%	2.24%	2.24%[6]	2.40%[6]	2.54%
Net investment income (loss)	0.35%	0.62%[2]	0.09%[2]	(0.43)%	0.18%
Expense waiver/reimbursement[7]	0.17%	0.12%	0.17%	0.13%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,168	$32,937	$36,433	$38,557	$36,918
Portfolio turnover	5%	16%	35%	24%	21%
1	Per share numbers have been calculated using the average shares method.
2	In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. As a result, the Fund increased its net investment income and decreased net realized and unrealized gain or increased net realized and unrealized loss on investments. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The amount of the correction for each of the fiscal years presented is as follows:
	2012	2011
Net investment income per share	0.08	0.06
Net realized and unrealized gain (loss) per share	(0.08)	(0.06)
Ratio of net investment income to average net assets	0.36%	0.28%
3	Represents less than $0.01.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.50% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.24% and 2.40% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended November 30	2013[1]
Net Asset Value, Beginning of Period	$27.08
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	6.42
TOTAL FROM INVESTMENT OPERATIONS	6.39
Net Asset Value, End of Period	$33.47
Total Return[3]	23.60%
Ratios to Average Net Assets:
Net expenses	1.44%[4]
Net investment income	(0.22)%[4]
Expense waiver/reimbursement[5]	0.46%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$317
Portfolio turnover	5%[6]
1	Reflects operations for the period June 24, 2013 (date of initial investment) to November 30, 2013.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,			Period Ended 11/30/2010[1]
	2013	2012	2011
Net Asset Value, Beginning of Period	$25.71	$21.47	$23.35	$20.61
Income From Investment Operations:
Net investment income (loss)[2]	0.40	0.35[3]	0.19[3]	(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.73	4.04[3]	(2.12)[3]	2.75
TOTAL FROM INVESTMENT OPERATIONS	8.13	4.39	(1.93)	2.74
Less Distributions:
Distributions from net investment income	(0.27)	(0.15)	(0.07)	—
Redemption Fees	—	—	—	0.00[4]
Regulatory Settlement Proceeds	—	—	0.12[5]	—
Net Asset Value, End of Period	$33.57	$25.71	$21.47	$23.35
Total Return[6]	31.89%	20.65%	(7.79)%[5]	13.29%
Ratios to Average Net Assets:
Net expenses	1.12%	1.24%	1.24%[7]	1.24%[7,8]
Net investment income (loss)	1.39%	1.52%[3]	0.86%[3]	(0.07)%[8]
Expense waiver/reimbursement[9]	0.12%	0.12%	0.18%	0.23%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$370,569	$201,149	$133,781	$15,947
Portfolio turnover	5%	16%	35%	24%[10]
Annual Shareholder Report

1	Reflects operations for the period from June 21, 2010 (date of initial investment) to November 30, 2010.
2	Per share numbers have been calculated using the average shares method.
3	In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. As a result, the Fund increased its net investment income and decreased net realized and unrealized gain or increased net realized and unrealized loss on investments. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The amount of the correction for each of the fiscal years presented is as follows:
	2012	2011
Net investment income per share	0.08	0.04
Net realized and unrealized gain (loss) per share	(0.08)	(0.04)
Ratio of net investment income to average net assets	0.33%	0.17%
4	Represents less than $0.01.
5	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.52% on the total return.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24% and 1.24% for the year ended November 30, 2011 and the period ended November 30, 2010, respectively, after taking into account these expense reductions.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2010.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended November 30	2013[1]
Net Asset Value, Beginning of Period	$30.30
Income from Investment Operations:
Net investment income (loss)[2]	0.03
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	3.18
TOTAL FROM INVESTMENT OPERATIONS	3.21
Distributions from net investment income	—
Net Asset Value, End of Period	$33.51
Total Return[3]	10.59%
Ratios to Average Net Assets:
Net expenses	0.94%[4]
Net investment income	0.28%[4]
Expense waiver/reimbursement[5]	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,173
Portfolio turnover	5%[6]
1	Reflects operations for the period August 5, 2013 (date of initial investment) to November 30, 2013.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2013
Assets:
Total investments in securities at value including $93,087,967 of investment in an affiliated holding (Note 5) (identified cost $656,173,679)		$911,822,995
Cash		5,773
Cash denominated in foreign currencies (identified cost $29,330)		29,477
Receivable for shares sold		6,081,031
Income receivable		1,269,656
Receivable for daily variation margin		926,839
TOTAL ASSETS		920,135,771
Liabilities:
Payable for shares redeemed	$454,492
Payable for shareholder services fee (Note 5)	101,742
Payable for transfer agent fee	85,760
Payable for portfolio accounting fees	57,222
Payable for distribution services fee (Note 5)	45,740
Payable for custodian fees	36,247
Payable for auditing fees	29,200
Payable for printing and postage	16,756
Payable for share registration costs	10,617
Accrued expenses (Note 5)	34,011
TOTAL LIABILITIES		871,787
Net assets for 27,588,339 shares outstanding		$919,263,984
Net Assets Consists of:
Paid-in capital		$730,855,902
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		260,403,356
Accumulated net realized loss on investments and futures contracts		(82,032,304)
Undistributed net investment income		10,037,030
TOTAL NET ASSETS		$919,263,984
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($465,895,153 ÷ 13,913,087 shares outstanding) $0.001 par value, 300,000,000 shares authorized	$33.49
Offering price per share (100/94.50 of $33.49)	$35.44
Redemption proceeds per share	$33.49
Class B Shares:
Net asset value per share ($23,141,215 ÷ 739,351 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.30
Offering price per share	$31.30
Redemption proceeds per share (94.50/100 of $31.30)	$29.58
Class C Shares:
Net asset value per share ($55,167,655 ÷ 1,763,497 shares outstanding) $0.001 par value,100,000,000 shares authorized	$31.28
Offering price per share	$31.28
Redemption proceeds per share (99.00/100 of $31.28)	$30.97
Class R Shares:
Net asset value per share ($317,347 ÷ 9,480 shares outstanding)[1] $0.001 par value, 100,000,000 shares authorized	$33.47
Offering price per share	$33.47
Redemption proceeds per share	$33.47
Institutional Shares:
Net asset value per share ($370,569,307÷ 11,038,388 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.57
Offering price per share	$33.57
Redemption proceeds per share	$33.57
Class R6 Shares:
Net asset value per share ($4,173,307 ÷ 124,536 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$33.51
Offering price per share	$33.51
Redemption proceeds per share	$33.51
1	Net asset total and shares outstanding are rounded to the nearest whole total.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2013
Investment Income:
Dividends (including $38,638 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,075,352)			$16,389,918
Expenses:
Investment adviser fee (Note 5)		$6,254,699
Administrative fee (Note 5)		513,863
Custodian fees		102,011
Transfer and dividend disbursing agent fees and expenses		847,202
Directors'/Trustees' fees (Note 5)		3,947
Auditing fees		34,200
Legal fees		8,654
Distribution services fee (Note 5)		437,747
Shareholder services fee (Note 5)		943,849
Account administration fee (Note 2)		16,132
Portfolio accounting fees		140,934
Share registration costs		96,374
Printing and postage		84,709
Insurance premiums (Note 5)		4,999
Taxes		40,347
Miscellaneous (Note 5)		90,706
TOTAL EXPENSES		9,620,373
Waivers and Reimbursements (Note 5):
Waiver/Reimbursement of investment adviser fee	$(746,707)
Waiver of distribution services fee	(115)
Reimbursement of transfer agent fee	(133,511)
TOTAL WAIVERS		(880,333)
Net expenses			8,740,040
Net investment income			7,649,878
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(2,142,001)
Net realized gain on futures contracts			521,940
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			169,926,970
Net change in unrealized appreciation of futures contracts			4,725,813
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions			173,032,722
Change in net assets resulting from operations			$180,682,600
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,649,878	$5,675,335[1]
Net realized loss on investments, futures contracts and foreign currency transactions	(1,620,061)	(12,013,991) [1]
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	174,652,783	87,300,756[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	180,682,600	80,962,100
Distribution to Shareholders:
Distributions from net investment income
Class A Shares	(1,955,197)	(872,835)
Class B Shares	(27,570)	—
Class C Shares	(19,673)	—
Institutional Shares	(2,111,236)	(1,014,315)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,113,676)	(1,887,150)
Share Transactions:
Proceeds from sale of shares	433,478,149	146,389,193
Net asset value of shares issued to shareholders in payment of distributions declared	2,656,843	1,381,345
Cost of shares redeemed	(178,623,556)	(141,063,345)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	257,511,436	6,707,193
Change in net assets	434,080,360	85,782,143
Net Assets:
Beginning of period	485,183,624	399,401,481
End of period (including undistributed net investment income of $10,037,030 and $6,651,988,[1] respectively)	$919,263,984	$485,183,624
1	2012 results have been corrected; see Note 2 to the Financial Statements.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2013
1. Organization
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements which eligible securities are transferred into join trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and client in its share of the securities under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares may bear certain account administration fees, distribution services fees and shareholder services fees unique to those classes.
For the year ended November 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$15,857
Class C Shares	275
TOTAL	$16,132
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
In fiscal year ended November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. The amounts were previously reported as a reduction to the cost of the security as opposed to taxable income. For the fiscal year ended November 30, 2012, the Fund corrected certain amounts by increasing net investment income by $1,474,152 and increasing net realized loss by $198,419 and decreasing net change in unrealized appreciation/depreciation of investments by $1,275,733. The undistributed net investment income at November 30, 2012, which was previously reported as $4,197,641 has been corrected to $6,651,988. In addition, the cumulative correction to the cost basis of investments reported as of November 30, 2013 is $2,081,948. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The impact of these changes is presented in Note 2 of the Financial Highlights of Class A Shares, Class B Shares and Class C Shares and Note 3 of the Financial Highlights for Institutional Shares. The corrections were immaterial to the financial statements as a whole. As indicated above, the net investment income in prior fiscal periods was increased; therefore, distributions from net investment income will increase in the fiscal year ended November 30, 2014 to ensure that this net investment income is properly distributed to Fund shareholders.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $26,826,152. This is based on amounts held as of each month-end throughout the fiscal year.
Annual Shareholder Report

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At November 30, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $(4,792) and $218, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$4,725,813*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the year ended November 30, 2013.
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts
Foreign exchange contracts	$—	$(88,138)
Equity contracts	521,940	—
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$4,725,813
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,547,269	$223,858,373	2,581,632	$60,150,432
Shares issued to shareholders in payment of distributions declared	60,524	1,611,137	36,668	749,135
Shares redeemed	(2,877,124)	(84,078,593)	(3,430,311)	(79,147,239)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,730,669	$141,390,917	(812,011)	$(18,247,672)
Annual Shareholder Report

Year Ended November 30	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	262,163	$7,173,263	143,658	$3,228,770
Shares issued to shareholders in payment of distributions declared	981	24,571	—	—
Shares redeemed	(171,798)	(4,623,393)	(250,000)	(5,379,595)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	91,346	$2,574,441	(106,342)	$(2,150,825)
Year Ended November 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	864,292	$24,505,619	293,642	$6,432,037
Shares issued to shareholders in payment of distributions declared	559	13,996	—	—
Shares redeemed	(475,579)	(12,814,245)	(734,545)	(15,927,948)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	389,272	$11,705,370	(440,903)	$(9,495,911)
	Period Ended 11/30/2013[1]		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,560	$309,051	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(80)	(2,647)	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	9,480	$306,404	—	$—
1	Reflects operations for the period from June 24, 2013 (date of initial investment) to November 30, 2013.
Year Ended November 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,808,493	$173,542,822	3,305,447	$76,577,954
Shares issued to shareholders in payment of distributions declared	37,820	1,007,139	30,945	632,210
Shares redeemed	(2,632,606)	(77,030,960)	(1,741,428)	(40,608,563)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,213,707	$97,519,001	1,594,964	$36,601,601
Annual Shareholder Report

	Period Ended 11/30/2013[2]		2012
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	126,778	$4,089,021	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(2,242)	(73,718)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	124,536	$4,015,303	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,559,010	$257,511,436	235,708	$6,707,193
2	Reflects operations for the period from August 5, 2013 (date of initial investment) to November 30, 2013.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, litigation payments and reclassification of prior year distributions.
For the year ended November 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,695)	$(151,160)	$152,855
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2013 and 2012 was as follows:
	2013	2012
Ordinary income	$4,113,676	$1,887,150
As of November 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$7,676,256
Net unrealized appreciation	$256,575,768
Capital loss carryforwards and deferrals	$(75,843,942)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and return of capital distributions.
Annual Shareholder Report

At November 30, 2013, the cost of investments for federal tax purposes was $662,194,297. The net unrealized appreciation of investments for federal tax purposes was $249,628,698. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $254,503,208 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,874,510.
At November 30, 2013, the Fund had a capital loss carryforward of $75,843,942 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	N/A	$13,565,375	$13,565,375
2015	$ 26,589,640	N/A	$ 26,589,640
2016	$ 24,743,792	N/A	$ 24,743,792
2017	$ 10,945,135	N/A	$ 10,945,135
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to June 24, 2013, the annual advisory fee was 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013 the Adviser waived $699,432 of its fee and reimbursed $113,511 of transfer and dividend disbursing agent fees and expenses.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class B Shares	$142,128	$ —
Class C Shares	295,389	—
Class R Shares	230	(115)
TOTAL	$437,747	$(115)
Annual Shareholder Report

For the year ended November 30, 2013, FSC retained $119,236 of fees paid by the Fund. For the year ended November 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2013, FSC retained $79,616 in sales charges from the sale of Class A Shares. FSC also retained $24,631 of CDSC relating to redemptions of Class B Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$798,456
Class B Shares	47,376
Class C Shares	98,017
TOTAL	$943,849
For the year ended November 30, 2013, FSSC received $32,737 of Service Fees paid by the Fund.
Expense Limitation
Effective February 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding any tax reclaim recovery fees, extraordinary expenses and proxy-related expense paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.21%, 1.96%, 1.96%, 1.40%, 0.96% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Shareholder Report

General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2013, the Adviser reimbursed $47,275. Transactions with the affiliated holding during the year ended November 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	22,497,468
Purchases/Additions	251,524,035
Sales/Reductions	(180,933,536)
Balance of Shares Held 11/30/2013	93,087,967
Value	$93,087,967
Dividend Income	$38,638
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2013 were as follows:
Purchases	$ 215,494,554
Sales	$ 28,209,318
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013 the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2013, 100% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2013, 6.9% qualify for the dividend received deduction available to corporate shareholders.
If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended November 30, 2013, the Fund derived $17,151,070 of gross income from foreign sources and paid foreign taxes of $1,075,352.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated WORLD INVESTMENT SERIES, inc. AND SHAREHOLDERS OF federated INTERNATIONAL LEADERS fund:
We have audited the accompanying statement of assets and liabilities of Federated International Leaders Fund (the “Fund”) (one of the portfolios constituting Federated World Investment Series, Inc.), including the portfolio of investments, as of November 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Leaders Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 27, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,168.50	$6.80
Class B Shares	$1,000	$1,164.00	$10.90
Class C Shares	$1,000	$1,164.10	$10.90
Class R Shares	$1,000	$1,167.80	$6.84
Institutional Shares	$1,000	$1,169.70	$5.44
Class R6 Shares	$1,000	$1,169.20	$3.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.65	$6.32
Class B Shares	$1,000	$1,014.99	$10.15
Class C Shares	$1,000	$1,014.99	$10.15
Class R Shares	$1,000	$1,014.70	$7.27
Institutional Shares	$1,000	$1,020.05	$5.06
Class R6 Shares	$1,000	$1,011.45	$4.74
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.25%
Class B Shares	2.01%
Class C Shares	2.01%
Class R Shares	1.44%
Institutional Shares	1.00%
Class R6 Shares	0.94%
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated World Investment Series, Inc. (the “Corporation”) was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 47,334,318.817 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	39,176,204.824	422,767.946
Maureen Lally-Green	39,166,748.009	432,224.761
Thomas M. O'Neill	39,191,132.020	407,840.750
P. Jerome Richey	39,184,199.033	414,733.737
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Director
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: January 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: January 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Marc Halperin Birth Date: July 18, 1951 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 Vice President Officer since: June 2012 Portfolio Manager since: September 1998	Principal Occupations: Marc Halperin has been the Fund's Portfolio Manager since September 1998. He is Vice President of the Corporation with respect to the Fund. Mr. Halperin joined the Fund's Adviser as a Vice President and Portfolio Manager in 1998. Previously, Mr. Halperin served as Associate Director/Portfolio Manager at UOB Asset Management from 1996 through 1998. From 1993 through 1995, Mr. Halperin was Vice President, Asian Equities, at Massachusetts Financial Services Co. Mr. Halperin earned his M.A. with a major in Municipal Finance from the University of Illinois.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated International Leaders Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, Federated presented a proposal at the May 2013 Board meeting to increase its waiver by 29 basis points, which the Board approved. In addition, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 10 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U839
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-03 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
November 30, 2013
Share Class	Ticker
A	ISCAX
B	ISCBX
C	ISCCX
Institutional	ISCIX

Federated International Small-Mid Company Fund
Fund Established 1996

A Portfolio of Federated World Investment Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2012 through November 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of the Federated International Small-Mid Company Fund (the “Fund”),based on net asset value, for the 12-month reporting period ended November 30, 2013 was 26.27% for Class A Shares, 25.29% for Class B Shares, 25.28% for Class C Shares and 26.53% for the Institutional Shares. The total return of the S&P Developed ex-U.S. SmallCap Growth Index (the “Index”),1 the Fund's broad-based securities market index, was 24.22% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Index.
The Fund's investment strategy focused on stock selection with regard to: (a) smaller- to mid-sized capitalized companies; (b) growth industries; and (c) a few investment themes. These were the most significant factors affecting the Fund's performance relative to the Index.
The following discussion will focus on the performance of the Fund's Institutional Shares. The Fund's Institutional Shares outperformed the Index.
Market Overview
During the reporting period, global markets continued their upward march from 2012 as global confidence improved and tail-risks subsided. The global markets rallied off their mid-year lows as moderate growth supported globally by accommodative monetary policy and structural reforms helped boost investor sentiment. Developed markets outperformed emerging markets as talk of bond buying tapering by the U.S. Federal Reserve (the Fed) and the moderated economic growth in China weighed on the markets, especially emerging markets, related commodities and foreign currencies.
Since Prime Minister Abe took office in November of 2012, the Japanese stock market accelerated to the highest levels since 2007 producing one of the best absolute market returns globally. New policies, namely fiscal and monetary, provided stimulus to the economy and depreciated the yen to the benefit of Japanese exporters. Economic data improved consistently throughout the year as evidenced by the major improvement in Gross Domestic Product during the second calendar quarter. After fifteen years of deflation, consumer prices began to stabilize and indicate signs of moderate inflation. By mid-year elections, Prime Minister Abe's party, the LDP, effectively took control of the Diet, giving them control of both the Upper and Lower Parliaments. By October, production growth hit a 46-month high signaling Japan's economy had improved markedly since the beginning of the year. Companies' earnings reflected the improvement in economic conditions and the weakened yen helped increase their competitiveness and sales overseas.
Annual Shareholder Report
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China, the world's second largest economy, continued to show signs of slower economic growth. A new leadership was installed which moderated market expectations with a new economic plan that is more domestically-focused than the historic manufacturing, exporting and polluting China. Official guidance is that the economy will no longer grow at the historic torrid pace of 10%, but that a more moderate 7% was acceptable. Industrial overcapacity, environmental issues, a migration to the cities and corruption was the result of the boom years. As such, the government looked inward to its domestic needs to get their house in order before resuming its historical growth pattern. These policy initiatives included attempting to eliminate government corruption, addressing environmental concerns and building out proper infrastructure.
Despite the concerns of a collapsing currency and economy, European markets were resilient and strong. In fact, the broader European markets this year behaved very much like 2012 where they lagged the U.S. markets in the first-half of the year only to have a stronger finish at the end. At its May meeting, the European Central Bank (ECB) cut its key rate to 0.50%, the first reduction since July of 2012. As meltdown scenarios became less likely and tail risks faded, sovereign borrowing costs remained subdued and companies repaired their balance sheets. During the third quarter, European markets performed strongly as the broader economy exhibited “very green shoots” according to the ECB and pulled out from a recession to initial stages of a recovery. The Euro-zone Purchasing Manager (PMI) Survey also moved from contraction to expansion for the first time in over two years during the third quarter. Across Europe, economic confidence moved to multi-year highs and was given a further boost as ECB President Mario Draghi stated that the bank was willing to enact another long-term refinancing operation (LTRO), if needed, to assure bank funding costs remained low. In November, the ECB cut its policy rate by 0.25% to an all-time low 0.25% as inflation fell below 1.0%.
The U.S. economy and government also had its share of economic and political issues which weighed on global markets and investor sentiment. The year started with concerns over the impending “fiscal cliff” (automatic spending cuts that were slated to begin at the onset of 2012), then moved towards talks regarding the Fed's decision to taper its asset purchase program in early summer (which negatively impacted emerging markets harshly) and finally, the U.S. government shutdown in October.
On a regional basis, the S&P Europe Small Cap Growth Index2 rose the most, gaining 35.2%, while the S&P Asia Pacific Ex-Japan Small Cap Growth Index3 increased only 3.2%. While Japanese small-caps had gained 53.76% in local terms as measured by the S&P Japan Small Cap Growth Index,4 gains in U.S. dollars was an increase of 23.9% during the reporting period. The difference is due to the depreciation of the yen.
Annual Shareholder Report
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The U.S. dollar had mixed results against most major currencies over this reporting period. Currencies that appreciated include British sterling (+2.2%) and the euro (+4.7%). Currencies which depreciated against the U.S. dollar include the Japanese yen (-24.2%) and the Canadian dollar (-6.7%). The West Texas Intermediate (WTI) oil price increased 4.5% over this period finishing at $92.72 per barrel. Oil had spiked as high as $110.53 in September.
The primary drivers of the international5 markets during the reporting period included: (1) global monetary easing; (2) fiscal austerity; (3) concerns about slowing economic growth; (4) mixed economic results in the United States; and (5) political transitions in major economies.
Stock Selection
During the reporting period, the Fund underperformed the Morningstar Foreign Small/Mid Growth Funds Average,6 a peer group average for the Fund, which had a total return of 26.93%. Positive relative performance came from strong stock selection in Consumer Discretionary, Materials, and Industrials. From a regional perspective, the Fund benefited from a mix of strong stock selection and weighting in Canada, Italy, Hong Kong, and Germany. The Fund's non-exposure to Australia had the most positive relative impact on the Fund's performance as Australia had a negative return during this reporting period.
Individual stocks that contributed most significantly to the Fund's performance included: Yoox Spa, an Italian-based global Internet retailing partner for leading fashion & design brands. Yoox successfully manages the online sites for many luxury brands including Brioni, Balenciaga, Stella McCartney, Armani, etc. Asos Plc, a UK online fashion retailer selling branded and own-label products targets 16-25 year olds in the United Kingdom (UK) and internationally. The company recently launched a retail website in China. China Everbright International Ltd., a Chinese environmental, waste management and energy company, has benefited from winning a number of contracts with local Chinese governments in their efforts to ease pollution in waste water and solid waste treatment stemming from urbanization and an increase in local consumption. Azimut Holding SpA, is an Italian investment management services company which has exceeded its 2013 goals set at the beginning of the year for net inflows of Eur 1.5 billion. As of November, the firm has had net inflows of Eur 2.9 billion.
The Fund's relative performance was weakened by negative relative performance contribution in Health Care, Consumer Staples and Technology. Poor stock selection in Norway, principally energy-related, produced the only negative country returns for the Fund. Weaker stock investments in the United Kingdom, the Fund's largest country exposure, also reduced the Fund's relative performance despite returning +31% on an absolute basis. Meaningful underperformance stemmed from not being invested in the European periphery countries, like Spain, Portugal and Greece, which finished the period strongly.
Annual Shareholder Report
3

Stocks that held back relative performance included: Aggreko, a UK company that provides power and temperature control rental services. Aggreko's cautious outlook and increasingly competitive market weighed on the shares. Petroleum Geo-Services ASA, a Norwegian oil service company providing seismic studies for its clients, declined heavily this year on permitting and project delays. The stock price declined all year long on increasing concerns that energy producers may cut exploration spending as energy prices stagnated. Telecity is a UK company that provides carrier-neutral data center services hosting client computer servers. The company found itself in an increasingly-crowded market as competitors increased supply exceeding the growth in demand by customers thereby putting downward pressure on rents, particularly in London.
Further, strong relative performance was supported by the appreciation of British sterling together with a relative overweight in the United Kingdom. The Fund's performance was slightly dented by its relative average underweight in Japan during the period together with a depreciation of the yen. As the Fund does not typically hedge its currency positions, the Fund is affected by corresponding currency fluctuations.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Index.
2	The S&P Japan Small Cap Growth Index is a subset of the S&P Developed Broad Market Index (BMI). The Small Cap Index covers the lowest 15% of all publicly listed equities in the BMI within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. The S&P Japan Small Cap Growth Index represents approximately 738 small-cap companies from Japan that exhibit strong growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
3	The S&P Europe Small Cap Growth Index is a subset of the S&P Developed Broad Market Index (BMI). The Small Cap Index covers the lowest 15% of all publicly listed equities in the BMI within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Europe Small Cap Growth Index represents approximately 883 small-cap companies from Europe that exhibit strong growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
4	The S&P Asia Pacific Ex-Japan Small Cap Growth Index is a subset of the S&P Developed Broad Market Index (BMI). The Small Cap Index covers the lowest 15% of all publicly listed equities in the BMI within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Asia Pacific Ex-Japan Small Cap Growth Index represents approximately 739 small-cap companies from Australia, Hong Kong, New Zealand, Singapore and South Korea that exhibit strong growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
5	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. International small company stocks may be less liquid and subject to greater price volatility than international large company stocks.
Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
6	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report
4

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated International Small-Mid Company Fund from November 30, 2003 to November 30, 2013, compared to the S&P Developed ex-U.S. Small Cap Growth Index.2
Average Annual Total Returns for the Period Ended 11/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	19.33%	17.91%	9.39%
Class B Shares	19.79%	18.11%	9.33%
Class C Shares	24.28%	18.30%	9.17%
Institutional Shares[3]	26.53%	19.49%	10.14%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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5

Growth of a $10,000 Investment–class a shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
Growth of a $10,000 Investment–class b shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.
Annual Shareholder Report
6

Growth of a $10,000 Investment–class c shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.
Growth of a $10,000 Investment–Institutional shares3
Growth of $10,000 as of November 30, 2013
Annual Shareholder Report
7

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); For Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; For Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P Developed ex-U.S. Small Cap Growth Index has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P Developed ex-U.S. Small Cap Growth Index is a subset of the S&P Developed Broad Market Index (BMI). The S&P Developed Ex-US Small Cap Index is a market capitalization-weighted index measuring capital appreciation. It is a world equity index representative of small capitalization securities, defined as the bottom 20% of any given country's available market capitalization excluding the U.S. S&P Developed ex-U.S. Small Cap Growth Index represents small-cap companies from the developed nations in North America, Europe, Asia Pacific and Africa/Middle East (excluding the United States) that exhibit strong growth characteristics. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's Institutional Shares commenced operations on March 31, 2008. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to reflect the absence of sales charges and to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
Annual Shareholder Report
8

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	23.6%
Japan	18.1%
France	9.1%
Germany	4.7%
Italy	4.5%
Bermuda	4.3%
Hong Kong	4.0%
Switzerland	3.3%
Luxembourg	2.6%
Singapore	2.4%
Canada	2.1%
Panama	1.7%
Denmark	1.6%
Cayman Islands	1.3%
Israel	1.1%
South Korea	1.1%
Jersey Channel Isle	0.9%
Mexico	0.9%
Netherlands	0.9%
Norway	0.9%
Ireland	0.8%
Sweden	0.8%
Brazil	0.5%
Other Security[2]	1.4%
Cash Equivalents[3]	7.2%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
Annual Shareholder Report
9

At November 30, 2013, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	30.0%
Industrials	24.2%
Financials	10.3%
Health Care	7.8%
Information Technology	7.7%
Energy	6.7%
Materials	4.5%
Other Security[2]	1.4%
Cash Equivalents[3]	7.2%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other Security includes an exchange-traded fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Except for Other Security, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report
10

Portfolio of Investments
November 30, 2013
Shares			Value in U.S. Dollars
		COMMON STOCKS—91.2%
		Bermuda—4.3%
2,008,000	[1]	Brilliance China Automotive Holdings Ltd.	$3,517,377
69,999		Invesco Ltd.	2,439,465
47,200		Signet Jewelers Ltd.	3,626,848
		TOTAL	9,583,690
		Brazil—0.5%
25,206		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	1,186,699
		Canada—2.1%
24,000	[1]	Catamaran Corp.	1,095,120
44,423		Dollarama, Inc.	3,582,938
		TOTAL	4,678,058
		Cayman Islands—1.3%
2,500,000	[1]	China Zhengtong Auto Service Holdings Ltd.	1,702,666
59,144	[1]	Fabrinet	1,171,051
		TOTAL	2,873,717
		Denmark—1.6%
23,000		Pandora A/S	1,193,216
13,125		Rockwool International A/S	2,294,012
		TOTAL	3,487,228
		France—9.1%
50,052		Accor SA	2,196,074
96,000		Bureau Veritas SA	2,851,537
4,843	[1]	Criteo SA , ADR	174,832
50,000		Edenred	1,803,816
45,211	[1]	JC Decaux SA	1,779,407
47,047		Publicis Groupe	4,159,140
18,636		Technip SA	1,865,778
34,000		Teleperformance	1,935,294
19,300		Zodiac SA	3,274,187
		TOTAL	20,040,065
		Germany—4.7%
26,705		GEA Group AG	1,244,823
44,975		Gerresheimer AG	3,035,143
25,835		Heidelberger Zement AG	2,020,981
Annual Shareholder Report
11

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
111,453		Wire Card AG	$4,171,499
		TOTAL	10,472,446
		Hong Kong—4.0%
3,814,000		China Everbright International Ltd.	4,260,435
4,900,000		Shun Tak Holdings	2,913,751
584,500		Techtronic Industries Co.	1,564,437
		TOTAL	8,738,623
		Ireland—0.8%
168,000		Grafton Group PLC	1,711,256
		Israel—1.1%
61,265		NICE-Systems Ltd., ADR	2,411,390
		Italy—4.5%
154,040		Azimut Holding S.p.A.	3,941,318
42,000		Brembo SpA	1,095,742
118,400	[1]	Yoox SpA	5,011,495
		TOTAL	10,048,555
		Japan—18.1%
54,400		Aisin Seiki Co.	2,187,789
208,000		Daifuku Co.	2,661,799
40,500		Don Quijote Co. Ltd.	2,478,745
259,000		Ebara Corp.	1,587,701
72,000		Fuji Heavy Industries	2,032,544
57,000		JGC Corp.	2,122,651
158,000		Kakaku.com, Inc.	2,890,253
26,400	[1]	Livesense, Inc.	1,131,300
99,000		LIXIL Group Corp.	2,561,853
61,500		Misumi Corp.	1,751,740
63,000		Ngk Spark Plug Co.	1,462,385
55,500		Nihon Kohden Corp.	2,061,374
163,000		Nsk	1,925,228
106,200		Park 24 Co. Ltd.	2,004,888
136,500		Shionogi and Co.	3,000,615
85,000		Ship Health Care Holdings, Inc.	3,625,848
48,900		United Arrows Ltd.	2,071,609
184,000		Yaskawa Electric Corp.	2,464,230
		TOTAL	40,022,552
Annual Shareholder Report
12

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Jersey Channel Isle—0.9%
33,750		Delphi Automotive PLC	$1,976,063
		Luxembourg—2.6%
7,935		Eurofins Scientific	2,031,892
95,748	[1]	SAF-Holland SA	1,340,061
800,000		Samsonite International SA	2,404,370
		TOTAL	5,776,323
		Mexico—0.9%
14,000		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,883,420
		Netherlands—0.9%
25,547		Koninklijke DSM NV	2,005,395
		Norway—0.9%
16,936		Fred Olsen Energy A.S.A.	668,943
70,000		Subsea 7 SA	1,363,017
		TOTAL	2,031,960
		Panama—1.7%
24,200		Copa Holdings SA, Class A	3,664,364
		Singapore—2.4%
239,000		City Developments Ltd.	1,900,801
1,992,000		Ezion Holdings Ltd.	3,333,625
		TOTAL	5,234,426
		South Korea—1.1%
37,130		Hotel Shilla Co.	2,410,310
		Sweden—0.8%
163,000	[1]	Swedish Orphan Biovitrum AB	1,696,014
		Switzerland—3.3%
37,735		Adecco SA	2,905,895
11,250	[1]	Cembra Money Bank of Switzerland	704,366
94,500		GAM Holding Ltd.	1,735,906
8,000		Partners Group Holding AG	1,992,056
		TOTAL	7,338,223
		United Kingdom—23.6%
327,844		Aberdeen Asset Management PLC	2,640,970
65,969		Amec PLC	1,221,948
382,835		Ashtead Group PLC	4,356,876
45,886	[1]	ASOS PLC	4,354,864
66,000		Babcock International Group PLC	1,414,756
117,851		Burberry Group PLC	2,944,684
Annual Shareholder Report
13

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
200,000	[1]	Countrywide PLC	$1,745,946
69,069		Croda International PLC	2,626,550
240,000		Essentra PLC	3,220,264
624,000		Globo PLC	671,347
350,000		Howden Joinery Group PLC	1,844,125
126,041		InterContinental Hotels Group PLC	3,924,795
18,800		Intertek Testing Services PLC	934,263
493,000		Jupiter Fund Management PLC	3,142,912
102,746		Rightmove PLC	4,267,003
60,000		Schroders PLC	2,421,089
436,500	[1]	SOCO International PLC	2,857,003
163,863		Telecity Group PLC	1,883,621
50,000		Travis Perkins PLC	1,469,409
320,000	[1]	Vectura Group PLC	602,163
270,282		Wood Group (John) PLC	3,520,437
		TOTAL	52,065,025
		TOTAL COMMON STOCKS (IDENTIFIED COST $133,842,084)	201,335,802
		EXCHANGE-TRADED FUND—1.4%
		United States—1.4%
250,000		iShares MSCI Japan (IDENTIFIED COST $2,733,725 )	3,015,000
		Investment Company—7.2%
15,901,834	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09% (IDENTIFIED COST $15,901,834 )	15,901,834
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $152,477,643)[4]	220,252,636
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	489,393
		TOTAL NET ASSETS—100%	$220,742,029
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $152,533,891.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Annual Shareholder Report
14

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investments companies with daily net asset values, if applicable
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$38.37	$33.44	$35.24	$31.28	$20.27
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	0.02[2]	0.14[2]	(0.06)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	10.11	5.19[2]	(2.10)[2]	4.02	10.95
TOTAL FROM INVESTMENT OPERATIONS	10.08	5.21	(1.96)	3.96	10.98
Less Distributions:
Distributions from net investment income	—	(0.28)	—	—	—
Redemption Fees	—	—	—	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	—	0.16[4]	—	0.03[4]
Net Asset Value, End of Period	$48.45	$38.37	$33.44	$35.24	$31.28
Total Return[5]	26.27%	15.78%	(5.11)%[4]	12.66%	54.32%[4]
Ratios to Average Net Assets:
Net expenses	1.85%	1.80%	1.80%[6]	1.80%	1.80%
Net investment income (loss)	(0.08)%	0.04% [2]	0.38%[2]	(0.18)%	0.14%
Expense waiver/reimbursement[7]	0.14%	0.20%	0.17%	0.20%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,639	$147,268	$148,739	$197,294	$243,049
Portfolio turnover	48%	46%	63%	62%	125%
1	Per share numbers have been calculated using the average shares method.
2	In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. As a result, the Fund increased its net investment income and decreased net realized and unrealized gain or increased net realized and unrealized loss on investments. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The amount of the correction for each of the fiscal years presented is as follows:
	2012	2011
Net investment income (loss) per share	0.04	0.02
Net realized and unrealized gain (loss) per share	(0.04)	(0.02)
Ratio of net investment income to average net assets	0.10%	0.05%
3	Represents less than $0.01.
4	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% and 0.15%, respectively, on total returns.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The expense ratio is calculated without reduction for offset arrangements. The net expense ratio is 1.80% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.73	$29.37	$31.20	$27.92	$18.23
Income from Investment Operations:
Net investment income (loss)[1]	(0.33)	(0.24)[2]	(0.14)[2]	(0.29)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	8.86	4.60[2]	(1.84)[2]	3.57	9.80
TOTAL FROM INVESTMENT OPERATIONS	8.53	4.36	(1.98)	3.28	9.66
Redemption Fees	—	—	—	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	—	0.15[4]	—	0.03[4]
Net Asset Value, End of Period	$42.26	$33.73	$29.37	$31.20	$27.92
Total Return[5]	25.29%	14.85%	(5.87)%[4]	11.75%	53.15%[4]
Ratios to Average Net Assets:
Net expenses	2.65%	2.60%	2.60%[6]	2.60%	2.60%
Net investment income (loss)	(0.89)%	(0.76)% [2]	(0.42)%[2]	(1.01)	(0.65)%
Expense waiver/reimbursement[7]	0.09%	0.16%	0.12%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,398	$7,725	$10,232	$15,363	$20,141
Portfolio turnover	48%	46%	63%	62%	125%
1	Per share numbers have been calculated using the average shares method.
2	In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. As a result, the Fund increased its net investment income and decreased net realized and unrealized gain or increased net realized and unrealized loss on investments. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The amount of the correction for each of the fiscal years presented is as follows:
	2012	2011
Net investment income (loss) per share	0.03	0.02
Net realized and unrealized gain (loss) per share	(0.03)	(0.02)
Ratio of net investment income (loss) to average net assets	0.10%	0.05%
3	Represents less than $0.01.
4	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.48% and 0.16%, respectively, on the total returns.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011 after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value Beginning of Period	$33.70	$29.35	$31.18	$27.90	$18.22
Income from Investment Operations:
Net investment income (loss)[1]	(0.33)	(0.24)[2]	(0.14)[2]	(0.28)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	8.85	4.59[2]	(1.84)[2]	3.56	9.79
TOTAL FROM INVESTMENT OPERATIONS	8.52	4.35	(1.98)	3.28	9.65
Redemption Fees	—	—	—	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	—	0.15[4]	—	0.03[4]
Net Asset Value, End of Period	$42.22	$33.70	$29.35	$31.18	$27.90
Total Return[5]	25.28%	14.82%	(5.87)%[4]	11.76%	53.13%[4]
Ratios to Average Net Assets:
Net expenses	2.65%	2.60%	2.60%[6]	2.60%	2.60%
Net investment income (loss)	(0.88)%	(0.74)% [2]	(0.41)% [2]	(0.99)%	(0.64)%
Expense waiver/reimbursement[7]	0.09%	0.16%	0.12%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,858	$25,100	$29,057	$38,156	$44,062
Portfolio turnover	48%	46%	63%	62%	125%
1	Per share numbers have been calculated using the average shares method.
2	In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. As a result, the Fund increased its net investment income and decreased net realized and unrealized gain or increased net realized and unrealized loss on investments. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The amount of the correction for each of the fiscal years presented is as follows:
	2012	2011
Net investment income (loss) per share	0.03	0.01
Net realized and unrealized gain (loss) per share	(0.03)	(0.01)
Ratio of net investment income (loss) to average net assets	0.11%	0.05%.
3	Represents less than $0.01.
4	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.47% and 0.16%, respectively, on the total returns.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.60% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$38.63	$33.70	$35.45	$31.40	$20.30
Income from Investment Operations:
Net investment income[1]	0.05	0.10[2]	0.24[2]	0.00	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	10.20	5.20[2]	(2.15)[2]	4.05	10.99
TOTAL FROM INVESTMENT OPERATIONS	10.25	5.30	(1.91)	4.05	11.07
Less Distribution:
Distributions from net investment income	—	(0.37)	—	—	—
Redemption Fees	—	—	—	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	—	0.16[4]	—	0.03[4]
Net Asset Value, End of Period	$48.88	$38.63	$33.70	$35.45	$31.40
Total Return[5]	26.53%	15.97%	(4.94)% [4]	12.90%	54.68%[4]
Ratios to Average Net Assets:
Net expenses	1.65%	1.60%	1.60%[6]	1.60%	1.60%
Net investment income	0.13%	0.25%[2]	0.61%[2]	0.01%	0.31%
Expense waiver/reimbursement[7]	0.09%	0.15%	0.12%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,847	$21,175	$20,544	$36,945	$32,854
Portfolio turnover	48%	46%	63%	62%	125%
1	Per share numbers have been calculated using the average shares method.
2	In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. As a result, the Fund increased its net investment income and decreased net realized and unrealized gain or increased net realized and unrealized loss on investments. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The amount of the correction for each of the fiscal years presented is as follows:
	2012	2011
Net investment income per share	0.04	0.02
Net realized and unrealized gain (loss) per share	(0.04)	(0.02)
Ratio of net investment income to average net assets	0.10%	0.05%
3	Represents less than $0.01.
4	During the years ended November 30, 2011 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.45% and 0.15%, respectively, on the total returns.
5	Based on net asset value. Total returns for periods less than one year are not annualized.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.60% for the year ended November 30, 2011, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Assets and Liabilities
November 30, 2013
Assets:
Total investments in securities at value including $15,901,834 of investment in an affiliated holding (Note 5) (identified cost $152,477,643)		$220,252,636
Cash denominated in foreign currencies (identified cost $537,939)		530,796
Income receivable		268,038
Receivable for shares sold		77,345
Receivable for investments sold		15,150
TOTAL ASSETS		221,143,965
Liabilities:
Payable for investments purchased	$15,091
Payable for shares redeemed	90,759
Payable for transfer agent fee	74,172
Payable for portfolio accounting fees	51,838
Payable for distribution services fee (Note 5)	46,774
Payable for share registration costs	32,667
Payable for auditing fees	29,200
Payable for custodian fees	27,068
Payable for printing and postage	12,310
Payable for shareholder services fee (Note 5)	4,790
Payable for Directors'/Trustees' fees (Note 5)	403
Accrued expenses (Note 5)	16,864
TOTAL LIABILITIES		401,936
Net assets for 4,658,180 shares outstanding		$220,742,029
Net Assets Consists of:
Paid-in capital		$125,591,731
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		67,765,330
Accumulated net realized gain on investments and foreign currency transactions		27,722,314
Accumulated net investment loss		(337,346)
TOTAL NET ASSETS		$220,742,029
Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($156,638,903 ÷ 3,233,148 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$48.45
Offering price per share (100/94.50 of $48.45)	$51.27
Redemption proceeds per share (98.00/100 of $48.45)	$47.48
Class B Shares:
Net asset value per share ($7,398,476 ÷ 175,083 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$42.26
Offering price per share	$42.26
Redemption proceeds per share (92.50/100 of $42.26)	$39.09
Class C Shares:
Net asset value per share ($27,857,816 ÷ 659,823 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$42.22
Offering price per share	$42.22
Redemption proceeds per share (97.00/100 of $42.22)	$40.95
Institutional Shares:
Net asset value per share ($28,846,834 ÷ 590,126 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$48.88
Offering price per share	$48.88
Redemption proceeds per share (98.00/100 of $48.88)	$47.90
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended November 30, 2013
Investment Income:
Dividends (including $7,080 received from an affiliated holding (Note 5), and net of foreign taxes withheld of $274,025 and foreign tax refund of $198,348)			$3,693,773
Expenses:
Investment adviser fee (Note 5)		$2,605,098
Administrative fee (Note 5)		162,647
Custodian fees		61,171
Transfer agent fee		397,033
Directors'/Trustees' fees (Note 5)		1,956
Auditing fees		29,200
Legal fees		8,654
Distribution services fee (Note 5)		627,668
Shareholder services fee (Note 5)		83,503
Account administration fee (Note 2)		200
Portfolio accounting fees		134,592
Share registration costs		50,891
Printing and postage		55,154
Insurance premiums (Note 5)		4,389
Tax expenses		15,269
Miscellaneous (Note 5)		100,459
TOTAL EXPENSES		4,337,884
Waivers and Reimbursement:
Waiver/Reimbursement of investment adviser fee (Note 5)	$(190,276)
Waiver of distribution services fee	(75,466)
TOTAL WAIVERS AND REIMBURSEMENT		(265,742)
Net expenses			4,072,142
Net investment income (loss)			(378,369)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including capital gain taxes withheld of $141,727)			28,193,687
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including foreign taxes withheld of $41,429)			20,245,921
Net realized and unrealized gain on investments and foreign currency transactions			48,439,608
Change in net assets resulting from operations			$48,061,239
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
Year Ended November 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(378,369)	$(147,427) [1]
Net realized gain on investments and foreign currency transactions	28,193,687	8,951,010[1]
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	20,245,921	20,455,182[1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	48,061,239	29,258,765
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(1,241,042)
Institutional Shares	—	(226,144)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,467,186)
Share Transactions:
Proceeds from sale of shares	17,872,716	15,961,004
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,253,453
Cost of shares redeemed	(46,459,896)	(52,309,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(28,587,180)	(35,095,366)
Change in net assets	19,474,059	(7,303,787)
Net Assets:
Beginning of period	201,267,970	208,571,757
End of period (including accumulated net investment loss and distributions in excess of net investment income of $(337,346) and $(178,459)[1], respectively)	$220,742,029	$201,267,970
1	2012 results have been restated; see Note 2 to the Financial Statements.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
November 30, 2013
1. ORGANIZATION
Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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24

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Annual Shareholder Report
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The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report
26

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear certain account administration fees, distribution services fees and shareholder services fees unique to those classes.
For the year ended November 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class C Shares	$200
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
In fiscal year November 30, 2013, the Fund corrected its previously reported financial results related to certain foreign company distributions received by the Fund for the fiscal years ended November 30, 2012 and 2011. The amounts were previously reported as a reduction to the cost of the security as opposed to taxable income. For the fiscal year ended November 30, 2012, the Fund corrected certain amounts by increasing net investment income by $212,000, decreasing net realized loss by $59,929 and decreasing net change in unrealized appreciation/depreciation of investments by $152,071. The undistributed net investment income at November 30, 2012, which was previously reported as $(525,876) has been corrected to $(178,459). In addition, the cumulative correction to the cost basis of investments reported as of November 30, 2013 is $172,023. This correction had no impact on the Fund's previously reported total return, net assets or net asset value per share. The impact of these changes is presented in Note 2 of the Fund's Financial Highlights. The corrections were immaterial to the financial statements as a whole. As indicated above, the net investment income in prior fiscal periods was increased or distributions in excess of net investment income decreased; therefore, distributions will increase in the fiscal year ended November 30, 2014 to ensure that this net investment income is properly distributed to Fund shareholders.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report
27

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At November 30, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,934 and $2,371, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(38,921)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(7,570)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	212,484	$9,210,135	247,796	$9,100,134
Shares issued to shareholders in payment of distributions declared	—	—	35,087	1,098,918
Shares redeemed	(817,597)	(34,581,465)	(892,075)	(31,817,583)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(605,113)	$(25,371,330)	(609,192)	$(21,618,531)
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29

Year Ended November 30	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	23,155	$885,377	14,203	$463,855
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(77,069)	(2,871,876)	(133,525)	(4,194,118)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(53,914)	$(1,986,499)	(119,322)	$(3,730,263)
Year Ended November 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	84,403	$3,190,256	96,696	$3,108,064
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(169,291)	$(6,325,676)	(342,052)	(10,743,718)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(84,888)	$(3,135,420)	(245,356)	$(7,635,654)
Year Ended November 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,075	$4,586,948	90,720	$3,288,951
Shares issued to shareholders in payment of distributions declared	—	—	4,909	154,535
Shares redeemed	(61,038)	(2,680,879)	(157,208)	(5,554,404)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	42,037	$1,906,069	(61,579)	$(2,110,918)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(701,878)	$(28,587,180)	(1,035,449)	$(35,095,366)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, ordinary loss netting to reduce short-term capital gains, foreign capital gains tax expense, and net operating loss.
For the year ended November 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(40,060)	$219,482	$(179,422)
Net investment income (loss), net realized gains (losses) and net assets were not affected by the reclassification.
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30

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$ —	$1,467,186
As of November 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$27,778,562
Net unrealized appreciation	$67,821,608
Late year ordinary loss deferrals	$(449,872)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At November 30, 2013, the cost of investments for federal tax purposes was $152,533,891. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $67,718,745. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,509,930 and net unrealized depreciation from investments for those securities having an excess of cost over value of $791,185.
The Fund used capital loss carryforwards of $258,576 to offset taxable capital gains realized during the year ended November 30, 2013.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of November 30, 2013, for federal income tax purposes, late-year ordinary loss of $449,872 were deferred to December 1, 2013.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the Adviser voluntarily waived $182,297 of its fee.
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31

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$376,632	$(75,326)
Class B Shares	55,102	—
Class C Shares	195,934	(140)
TOTAL	$627,668	$(75,466)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2013, FSC did not retain any fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2013, FSC retained $202 in sales charges from the sale of Class A Shares. FSC also retained $21, $3,361 and $150 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class B Shares	$18,367
Class C Shares	65,136
TOTAL	$83,503
For the year ended November 30, 2013, the Fund's Class A Shares did not incur a Service Fee.
For the year ended November 30, 2013, FSSC received $8,241 of fees paid by the Fund.
Expense Limitation
Effective February 1, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.84%, 2.64%, 2.64% and 1.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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33

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2013, the Adviser reimbursed $7,979. Transactions with the affiliated holding during the year ended November 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	5,729,917
Purchases/Additions	102,483,211
Sales/Reductions	(92,311,294)
Balance of Shares Held 11/30/2013	15,901,834
Value	$15,901,834
Dividend Income	$7,080
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2013 were as follows:
Purchases	$95,026,335
Sales	$133,940,861
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013 , the program was not utilized.
Annual Shareholder Report
34

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated World Investment series, inc. AND SHAREHOLDERS OF federated INTERNATIONAL small-mid company fund:
We have audited the accompanying statement of assets and liabilities of Federated International Small-Mid Company Fund (the “Fund”) (one of the portfolios constituting Federated World Investment Series, Inc.), including the portfolio of investments, as of November 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Small-Mid Company Fund, a portfolio of Federated World Investment Series, Inc., at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 27, 2014
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35

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,147.60	$9.53
Class B Shares	$1,000	$1,142.80	$13.81
Class C Shares	$1,000	$1,142.90	$13.81
Institutional Shares	$1,000	$1,148.50	$8.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.19	$8.95
Class B Shares	$1,000	$1,012.18	$12.96
Class C Shares	$1,000	$1,012.18	$12.96
Institutional Shares	$1,000	$1,017.15	$7.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.77%
Class B Shares	2.57%
Class C Shares	2.57%
Institutional Shares	1.58%
Annual Shareholder Report
37

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated World Investment Series, Inc. (the “Corporation”) was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 47,334,318.817 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	39,176,204.824	422,767.946
Maureen Lally-Green	39,166,748.009	432,224.761
Thomas M. O'Neill	39,191,132.020	407,840.750
P. Jerome Richey	39,184,199.033	414,733.737
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
38

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Director
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: January 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: January 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Director Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Leonardo A. Vila Birth Date: March 21, 1961 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 Vice President Officer since: June 2012 Portfolio Manager since: July 1999	Principal Occupations: Leonardo A. Vila has been the Fund's Portfolio Manager since July 1999 . He is Vice President of the Corporation with respect to the Fund. Mr. Vila joined Federated in 1995 as a Quantitative Analyst and currently serves as Senior Vice President and Senior Portfolio Manager of the Fund's Adviser. Previously, Mr. Vila was an Equity Research Manager with the American Stock Exchange from 1994 to 1995. Mr. Vila earned his M.B.A. from St. John's University.
Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2013
Federated International Small-Mid Company Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Annual Shareholder Report
48

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
49

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Notes
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Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U730
CUSIP 31428U722
CUSIP 31428U631
G01968-01 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $96,650

Fiscal year ended 2012 - $89,100

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $109

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $14,333 and $16,827 respectively. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $128,695

Fiscal year ended 2012 - $343,410

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014